As filed with the SEC on April 28, 2008
Registration No. 333-121017
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 3 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 39 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2008, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

FIDELITY FREEDOM LIFETIME INCOMESM

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the investment options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio"). The remaining Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Money Market Fund are known as "the Funds."

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Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is Strategic Advisers®, Inc., ("Strategic Advisers") an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2008. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the prospectuses for all the Funds in which the Investment Options invest.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2008

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
The Investment Advisers	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Exchanges	<Click Here>
Charges	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee	<Click Here>
Death Benefit	<Click Here>
Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Comparing Withdrawal Period to Guarantee Period	<Click Here>
Frequency of Annuity Income Dates	<Click Here>
Choosing Your Annuity Income Option	<Click Here>
Annuity Income Options Without a Withdrawal Period	<Click Here>
Guarantee Period	<Click Here>
Annuity Income Options With a Withdrawal Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one Investment Option at any time.

There are nine Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; FundsManager 20% Portfolio; FundsManager 50% Portfolio; FundsManager 60% Portfolio; FundsManager 70% Portfolio; FundsManager 85% Portfolio; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

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Fee Table

The following items describe the fees and expenses that you will pay while owning the contract. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including annual Fund operating expenses.

Contract Owner Transaction Expenses	None
Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.35%	0.93%

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LCC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, and Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of mutual funds managed by Fidelity Management & Research Company: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Strategic Advisers, Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed income funds, and money market funds. Each fund's assets are invested according to the fund's approximate minimum target asset allocation to equity funds reflected in its name.

FundsManager 20% Portfolio seeks high current income and, and as a secondary objective, capital appreciation. The target asset allocation of FundsManager 20% Portfolio is approximately 20% domestic equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager 50% Portfolio seeks high total return. The target asset allocation of FundsManager 50% Portfolio is approximately 45% domestic equity funds, 5% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager 60% Portfolio seeks high total return. The target asset allocation of FundsManager 60% Portfolio is approximately 50% domestic equity funds, 10% international equity funds, 35% fixed-income funds, and 5% money market funds.

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FundsManager 70% Portfolio seeks high total return. The target asset allocation of FundsManager 70% Portfolio is approximately 60% domestic equity funds, 10% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager 85% Portfolio seeks high total return. The target asset allocation of FundsManager 85% Portfolio is approximately 70% domestic equity funds, 15% international equity funds, and 15% fixed-income funds.

The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

For more information about the Funds, including the mutual funds in which the VIP Freedom Lifetime Income Funds and VIP FundsManager Portfolios invest, and fees associated with each Fund, please refer to the respective Fund's prospectus.

THE INVESTMENT ADVISERS

Strategic Advisers®, Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 82 Devonshire Street, Boston, Massachusetts 02109.

Important

You will find more complete information about the Funds, including the risks associated with each, in their respective prospectuses. You should read them in conjunction with this prospectus.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.
  Generally, either you or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.
  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

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(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

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Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

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Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

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On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

Certain requests may require a signature guarantee. A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page <Click Here> of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

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We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

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CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

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Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

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The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

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  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

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Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1/2; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

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Annuity income distributions from a Contract typically not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1/2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1/2, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

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Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

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POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-pro-0408
1.805451.105

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

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In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FFLI

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2008

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2008 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS

PAGE

Withdrawal Value	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FFLI-ptb-0408
1.805450.105

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2007 and for the each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2007, 2006 and 2005

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 4, 2008

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data) December 31, 2007 and 2006

ASSETS	2007	2006
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $681,818 in 2007 and $690,945 in 2006)	$ 688,045	$ 688,498
Policy loans	70	3

Total investments	688,115	688,501

Cash and cash equivalents	39,283	21,739
Cash equivalent (restricted)	1,407	4,455
Accrued investment income	9,264	8,314
Deferred policy acquisition costs	54,774	52,502
Reinsurance deposit and receivables	1,827,422	1,529,273
Property and equipment, net	19,661	11,400
Other assets	6,714	5,277
Net deferred tax asset	43,242	35,592
Income taxes receivable	6,748	--
Separate account assets	16,860,782	14,158,750

Total assets	$ 19,557,412	$ 16,515,803

LIABILITIES
Future contract and policy benefits	$ 997,694	$ 779,340
Contractholder deposit funds	955,111	894,759
Cash overdraft	20,447	7,447
Other liabilities and accrued expenses	13,022	7,975
Income taxes payable	--	1,661
Payable to parent and affiliates	3,174	10,731
Separate account liabilities	16,860,782	14,158,750

Total liabilities	18,850,230	15,860,663

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	3,974	(1,179)
Retained earnings	632,160	585,271

Total stockholder's equity	707,182	655,140

Total liabilities and stockholder's equity	$ 19,557,412	$ 16,515,803

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	2007	2006	2005
Revenues:
Fees charged to contractholders	$ 113,638	$ 106,785	$ 100,763
Net investment income	35,947	34,310	32,473
Interest on reinsurance deposit	54,943	50,299	47,579
Fund administration fees	4,474	3,721	3,493
Net realized investment (losses) gains	(702)	(1,123)	6,004
Premiums	11,332	7,522	6,456
Other income	626	2	76

Total revenue	220,258	201,516	196,844

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	113,013	98,961	83,090
Contract and policy benefits and expenses	51,852	48,128	49,521
Other expenses	--	--	7,201

Total benefits and expenses	164,865	147,089	139,812

Income before income taxes	55,393	54,427	57,032

Income tax expense	8,504	12,193	10,734

Net income	46,889	42,234	46,298

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	7,680	525	(17,133)
Reclassification adjustment for net realized losses (gains) included in net income	702	1,123	(6,004)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	(488)	(41)	119
(Provision for) benefit from income taxes related to items of other comprehensive income	(2,741)	(567)	8,018

Other comprehensive income, net of tax	5,153	1,040	(15,000)

Comprehensive income	$ 52,042	$ 43,274	$ 31,298

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2004	$ 3,000	$ 68,048	$ 12,781	$ 496,739	$ 580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	3,000	68,048	(2,219)	543,037	611,866

Comprehensive income:
Net income	--	--	--	42,234	42,234
Other comprehensive income	--	--	1,040	--	1,040

Balance at December 31, 2006	3,000	68,048	(1,179)	585,271	655,140

Comprehensive income:
Net income	--	--	--	46,889	46,889
Other comprehensive income	--	--	5,153	--	5,153

Balance at December 31, 2007	$ 3,000	$ 68,048	$ 3,974	$ 632,160	$ 707,182

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2007, 2006 and 2005
	2007	2006	2005
Cash flows from operating activities:
Net income	$ 46,889	$ 42,234	$ 46,298
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	4,161	4,265	6,317
Net realized investment losses (gains)	702	1,123	(6,004)
(Benefit) provision for deferred taxes	(10,373)	(2,344)	681
Changes in assets and liabilities:
Accrued investment income	(950)	271	3,204
Change in deferred policy acquisition costs, net of amortization	(2,578)	(1,813)	2,656
Future contract and policy benefits, net	354,824	380,487	234,513
Reinsurance deposit and receivables	(298,148)	(316,734)	(154,610)
Payable to parent and affiliates	(7,557)	1,012	590
Income taxes	(8,409)	5,895	(6,511)
Other assets and other liabilities, net	3,352	714	(1,230)

Net cash provided by operating activities	81,913	113,682	125,904

Cash flows from investing activities:
Purchase of debt securities	(381,118)	(229,261)	(785,769)
Purchase of equity securities	--	(116)	(926)
Purchase of restricted cash equivalent	(18,938)	(27,312)	(33,120)
Proceeds from sales of debt securities	312,138	152,949	714,128
Proceeds from maturities of debt securities	75,019	78,252	39,039
Proceeds from sales of equity securities	--	561	891
Proceeds from maturities of restricted cash equivalent	22,681	27,156	33,099
Proceeds from sale of branch operations	--	1,244	--
Investment trades payable	238	946	1
Investment trades receivable	14	(7)	--
Change in policy loans	(67)	(3)	36
Capital expenditures	(10,031)	(10,925)	(466)

Net cash used for investing activities	(64)	(6,516)	(33,087)

Cash flows from financing activities:
Change in cash overdraft	13,000	7,447	--
Deposits credited to variable annuity contracts	2,276,333	1,363,780	588,421
Deposits credited to fixed annuity contracts	141,235	91,564	47,121
Net transfers (to) from separate accounts	(1,113,379)	(324,244)	476,805
Withdrawals from variable annuity contracts	(1,231,419)	(1,114,335)	(1,113,373)
Withdrawals from fixed annuity contracts	(148,890)	(127,099)	(100,977)

Net cash used for financing activities	(63,120)	(102,887)	(102,003)

Effect of foreign exchange rate changes on cash	(1,185)	(136)	(106)

Net increase (decrease) in cash and cash equivalents	17,544	4,143	(9,292)

Cash and cash equivalents:
Beginning of year	21,739	17,596	26,888
End of year	$ 39,283	$ 21,739	$ 17,596
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ --	$ --	$ 7,201

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR LLC. Prior to October 1, 2007, the Company was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. Separate account assets are reported at the net asset value of such portfolios.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. Effective February 26, 2008, the five year term life insurance product was closed to new business. The Company also offers a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Accounts. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Fair values for equity securities are obtained from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income. As discussed in Note 1, the Company sold its interests in the Segregated Funds during 2006.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, and a Canadian treasury bill and are reported at fair value which approximates cost. At December 31, 2007 and 2006, the Company recorded $1,407,000 and $4,455,000, respectively in a Canadian Treasury Bill. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $37,609,000 and $20,481,000 at December 31, 2007 and 2006, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Guaranteed Benefits under Statement of Position 03-01) on the variable annuity product, and the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums, and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc ("FIA") in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity products, and a 30-year period for the variable immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use", which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs under SOP 98-1 of $19,560,000 and $10,925,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2007 and 2006, respectively. Depreciation expense on these capitalized software development costs were $1,397,000 and $0 in 2007 and 2006, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

Adoption of New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of FIN 48 effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

On February 16, 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this statement. The Company adopted this guidance effective January 1, 2007. The adoption of this statement had no impact on the Company's financial statements.

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company early adopted SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements.

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

During 2005, the FASB issued FSP FAS No. 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments" ("FSP 115-1"). FSP 115-1 provides a model for determining whether to record impairment losses associated with investments in certain equity and debt securities and references other existing accounting guidance. FSP 115-1 also carries forward the disclosure requirements of EITF 03-01, "The Meaning of Other Than Temporary Impairment and its Application to Certain Investments" relating to securities in an unrealized loss position. This guidance also requires income to be accrued on a level-yield basis following an impairment of debt securities. The Company adopted this guidance effective January 1, 2006. Adoption of this statement did not have a material effect on the Company's financial position or results of operations.

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159, will be effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently assessing the impact of SFAS No. 159 will have on its financial statements.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01:

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2007	2006
Beginning balance	$ 6,767	$ 7,711
Unlocking of benefit ratio	(817)	(719)
Interest on reserve	417	507
Claims paid	(3,814)	(3,875)
Accrual of benefit ratio	3,045	3,143

Ending balance	$ 5,598	$ 6,767

The reinsurance recoverables associated with GMDB were $5,137,000 and $6,191,000 at December 31, 2007 and 2006, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

  The base lapse rate and partial withdrawal assumptions vary from 2%-7% and 1%-3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 2.9% to 16.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2007	2006
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 8,710,878	$ 9,161,131
Net amount at risk	$ 243,508	$ 329,177
Average attained age of contractholders	61	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 499,445	$ 536,589
Net amount at risk	$ 55,976	$ 77,834
Average attained age of contractholders	65	68

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 36,223	$ 34,942	$ 32,537
Cash and cash equivalents	2,403	2,151	2,685
Other income	3	--	2
Total investment income	38,629	37,093	35,224
Less: Investment expenses	2,682	2,783	2,751
Net investment income	$ 35,947	$ 34,310	$ 32,473

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2007	2006	2005
(in thousands)
Debt securities
Gross realized gains	$ 3,426	$ 209	$ 9,694
Gross realized losses	$ 2,513	$ 1,380	$ 3,779
Equity securities
Gross realized gains	$ --	$ 48	$ 89
Gross realized losses	$ --	$ --	$ --

Realized investment losses as a result of other than temporary impairments in the value of investments were $1,615,000, $0 and $0 in 2007, 2006 and 2005, respectively. There were no debt securities that were non-income producing for 2007, 2006 and 2005, respectively. There was no interest foregone by non-income producing securities for 2007, 2006 and 2005, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 6,227	$ (2,447)	$ (4,224)
Equity securities	--	--	54
DAC	(205)	100	223
Foreign exchange	(46)	481	481
Deferred income tax (expense) benefit	(2,002)	687	1,247
	$ 3,974	$ (1,179)	$ (2,219)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2007 and 2006, respectively were as follows:

	2007
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,156)	$ 38,578	71
Greater than 12 months	(1,214)	155,951	185
	$ (2,370)	$ 194,529	256

Below investment grade debt securities:
0-12 months	$ (701)	$ 19,433	123
Greater than 12 months	(258)	10,073	21
	$ (959)	$ 29,506	144
	2006
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (496)	$ 108,230	156
Greater than 12 months	(5,213)	331,138	311
	$ (5,709)	$ 439,368	467

Below investment grade debt securities:
0-12 months	$ (67)	$ 4,444	43
Greater than 12 months	(339)	13,157	40
	$ (406)	$ 17,601	83

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2007 and 2006. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2007. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 158,190	$ 5,376	$ --	$ 163,566
Corporate debt securities	335,603	2,529	(3,231)	334,901
Mortgage backed securities	188,025	1,651	(98)	189,578

	$ 681,818	$ 9,556	$ (3,329)	$ 688,045
	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 102,626	$ 972	$ (681)	$ 102,917
Corporate debt securities	389,629	2,460	(4,109)	387,980
Mortgage backed securities	198,690	236	(1,325)	197,601

	$ 690,945	$ 3,668	$ (6,115)	$ 688,498

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2007, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 39,190	$ 38,967
Due after 1 year through 5 years	398,295	404,129
Due after 5 year through 10 years	25,338	25,270
Due after 10 years	30,970	30,101
Mortgage backed securities	188,025	189,578
	$ 681,818	$ 688,045

At December 31, 2007 and 2006, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2007, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,622,000 and $2,709,000, respectively. At December 31, 2006, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,581,000 and $2,602,000, respectively.

During 2005, the Company donated debt securities to a qualified charitable organization at fair value of $7,201,000. This is recorded as other expenses in the Consolidated Statements of Income and Comprehensive Income.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying values and fair values of the financial instruments were as follows:

	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 688,045	$ 688,045	$ 688,498	$ 688,498
Policy loans	70	70	3	3
Cash and cash equivalents (Note 2)	40,690	40,690	26,194	26,194
Reinsurance deposit and receivables	1,827,422	1,840,005	1,529,273	1,557,081
Separate account assets	16,860,782	16,860,782	14,158,750	14,158,750

	$ 19,417,009	$ 19,429,592	$ 16,402,718	$ 16,430,526

Financial Liabilities:
Future contract and policy benefits	$ 997,694	$ 997,694	$ 779,340	$ 779,342
Contractholder deposit funds	955,111	967,700	894,759	922,540
Cash overdraft	20,447	20,447	7,447	7,447
Separate account liabilities	16,860,782	16,860,782	14,158,750	14,158,750

	$ 18,834,034	$ 18,846,623	$ 15,840,296	$ 15,868,079

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Current:
Federal	$ 18,276	$ 14,082	$ 9,558
State	601	455	495
	18,877	14,537	10,053
Deferred:
Federal	(10,437)	(2,122)	686
State	64	(222)	(5)
	(10,373)	(2,344)	681
Provision for income taxes	$ 8,504	$ 12,193	$ 10,734

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2007	2006
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 15,425	$ 10,056
Contractholder reserves	24,491	19,627
Deferred revenue	10,023	8,220
Unrealized (gains)/losses on available-for-sale securities	(2,135)	875
Capitalized software	(6,037)	(3,824)
Deferred compensation and retirement benefit plans	275	--
Other, net	1,200	638

Net deferred tax asset	$ 43,242	$ 35,592

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 19,388	$ 19,049	$ 19,961
Dividends received deduction	(11,511)	(6,889)	(9,450)
Other, net	627	33	223

	$ 8,504	$ 12,193	$ 10,734

FILI paid federal and state income taxes of $27,285,000, $8,642,000 and $16,565,000 in 2007, 2006 and 2005, respectively.

FIN 48

The Company was required to adopt FIN 48 as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is no longer subject to U.S. federal or local examinations tax examinations for years before 2004. The Company is not currently under examination for the income tax filings in any jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record a cumulative effect adjustment related to the adoption of FIN 48.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. For the years ending December 31, 2007, 2006 and 2005, the Company has recorded benefits of $11,511,000, $6,889,000 and $9,450,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2007, 2006 and 2005, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2007	2006	2005
(in thousands)
FILI
Statutory net income	$ 47,435	$ 43,269	$ 48,301
Statutory surplus	$ 645,223	$ 604,497	$ 566,312
EFILI
Statutory net income	$ 2,787	$ 4,238	$ 5,546
Statutory surplus	$ 51,161	$ 49,301	$ 46,063

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, FIA, and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $30,910,000, $26,447,000 and $18,267,000 in 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $6,078,000, $5,761,000 and $6,575,000 in 2007, 2006 and 2005, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. Effective October 1, 2006, and January 1, 2007, FILI and EFILI entered into agreements with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $1,068,000 and $224,000 in 2007 and 2006, respectively, for such services. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $898,000 and $1,136,000 in 2006 and 2005, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreeements were $36,175,000, $27,182,000 and $15,958,000 in 2007, 2006 and 2005, respectively, for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $230,000, $1,032,000 and $839,000 were charged to the Company in 2007, 2006 and 2005, respectively. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,892,000, $2,418,000 and $2,000,000 in 2007, 2006 and 2005, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $5,650,000, $4,350,000 and $4,461,000 in 2007, 2006 and 2005, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Commissions, gross	$ 30,910	$ 26,447	$ 18,267
Compensation and benefits	29,883	28,417	27,714
Capitalization of deferred policy acquisition costs	(13,369)	(9,043)	(4,121)
Amortization of deferred policy acquisition costs	10,791	7,230	6,777
Rent expenses	3,302	3,431	2,195
Taxes, licenses and fees	3,040	2,842	2,190
General insurance expenses	48,456	39,637	30,068

	$ 113,013	$ 98,961	$ 83,090

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2007, 2006 and 2005, the Company increased amortization by $4,397,000, $1,594,000 and $1,747,000, respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2007). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new polices issued after May 1, 2006, the front end ceding expense is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2007	2006
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 1,151,634	$ 992,237
Principal Life Insurance Company	631,900	496,119

Reinsurance deposits	$ 1,783,534	$ 1,488,356

Contractholder deposit funds and future benefits	$ 1,811,764	$ 1,511,436

Interest on reinsurance deposit	$ 54,943	$ 50,299
Contract and policy benefits and expenses	$ 43,031	$ 38,082

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Direct life premiums	$ 15,400	$ 14,548	$ 13,640
Reinsurance ceded	(4,068)	(7,026)	(7,184)
Net life premiums	$ 11,332	$ 7,522	$ 6,456

Direct contract and policy benefits	$ 261,218	$ 222,136	$ 190,603
Reinsurance ceded	(209,366)	(174,008)	(141,082)
Net contract and policy benefits	$ 51,852	$ 48,128	$ 49,521

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2007

(2_fidelity_logos)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 852,293	$ 1,147,667	$ 186,398	$ 76,967	$ 943,114	$ 186,353	$ 756,187	$ 130,363
Receivable from FILI	5	0	3	0	5	0	0	0
Total assets	852,298	1,147,667	186,401	76,967	943,119	186,353	756,187	130,363
Liabilities:
Payable to FILI	0	7	0	0	0	0	2	0
Total net assets	$ 852,298	$ 1,147,660	$ 186,401	$ 76,967	$ 943,119	$ 186,353	$ 756,185	$ 130,363
Net Assets:
Fidelity Retirement Reserves	$ 804,648	$ 0	$ 142,615	$ 0	$ 795,020	$ 0	$ 672,216	$ 0
Fidelity Income Advantage	47,650	0	43,786	0	148,099	0	83,969	0
Fidelity Personal Retirement	0	1,106,054	0	76,967	0	186,353	0	130,363
Fidelity Freedom Lifetime Income	0	81	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	41,525	0	0	0	0	0	0
Total net assets	$ 852,298	$ 1,147,660	$ 186,401	$ 76,967	$ 943,119	$ 186,353	$ 756,185	$ 130,363
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37,590	-	4,442	-	11,466	-	8,798	-
Unit Value	$ 21.41	$ -	$ 32.11	$ -	$ 69.34	$ -	$ 76.40	$ -
Fidelity Income Advantage:
Units Outstanding	2,259	-	1,386	-	2,169	-	1,117	-
Unit Value	$ 21.04	$ -	$ 31.55	$ -	$ 68.14	$ -	$ 75.09	$ -
Fidelity Personal Retirement:
Units Outstanding	-	99,608	-	6,700	-	15,010	-	9,432
Unit Value	$ -	$ 11.10	$ -	$ 11.49	$ -	$ 12.42	$ -	$ 13.82
Fidelity Freedom Lifetime Income:
Units Outstanding	-	7	-	-	-	-	-	-
Unit Value	$ -	$ 11.01	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	3,058	-	-	-	-	-	-
Unit Value	$ -	$ 10.12	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	1,043	-	-	-	-	-	-
Unit Value	$ -	$ 10.12	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 206,040	$ 147,800	$ 176,714	$ 436,805	$ 173,528	$ 440,529	$ 42,052
Receivable from FILI	1	1	0	8	0	0	0
Total assets	206,041	147,801	176,714	436,813	173,528	440,529	42,052
Liabilities:
Payable to FILI	0	0	0	0	1	5	0
Total net assets	$ 206,041	$ 147,801	$ 176,714	$ 436,813	$ 173,527	$ 440,524	$ 42,052
Net Assets:
Fidelity Retirement Reserves	$ 187,605	$ 125,573	$ 0	$ 328,901	$ 0	$ 359,141	$ 0
Fidelity Income Advantage	18,436	22,228	0	107,912	0	81,383	0
Fidelity Personal Retirement	0	0	176,714	0	173,527	0	42,052
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 206,041	$ 147,801	$ 176,714	$ 436,813	$ 173,527	$ 440,524	$ 42,052
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,935	7,010	-	10,845	-	9,099	-
Unit Value	$ 47.67	$ 17.91	$ -	$ 30.33	$ -	$ 39.47	$ -
Fidelity Income Advantage:
Units Outstanding	393	1,249	-	3,617	-	2,095	-
Unit Value	$ 46.85	$ 17.78	$ -	$ 29.80	$ -	$ 38.79	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	11,592	-	15,945	-	3,344
Unit Value	$ -	$ -	$ 15.24	$ -	$ 10.88	$ -	$ 12.58
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 884,457	$ 145,384	$ 14,563	$ 1,614,341	$ 463,608	$ 201,324	$ 363,794
Receivable from FILI	7	4	0	0	0	2	0
Total assets	884,464	145,388	14,563	1,614,341	463,608	201,326	363,794
Liabilities:
Payable to FILI	0	0	0	7	0	0	0
Total net assets	$ 884,464	$ 145,388	$ 14,563	$ 1,614,334	$ 463,608	$ 201,326	$ 363,794
Net Assets:
Fidelity Retirement Reserves	$ 571,560	$ 116,966	$ 0	$ 1,419,965	$ 0	$ 145,113	$ 0
Fidelity Income Advantage	99,774	28,422	0	194,369	0	56,213	0
Fidelity Personal Retirement	213,130	0	14,563	0	463,608	0	189,538
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	174,256
Total net assets	$ 884,464	$ 145,388	$ 14,563	$ 1,614,334	$ 463,608	$ 201,326	$ 363,794
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	14,326	4,403	-	27,490	-	7,759	-
Unit Value	$ 39.90	$ 26.56	$ -	$ 51.65	$ -	$ 18.70	$ -
Fidelity Income Advantage:
Units Outstanding	2,541	1,087	-	3,822	-	3,055	-
Unit Value	$ 39.21	$ 26.11	$ -	$ 50.76	$ -	$ 18.38	$ -
Fidelity Personal Retirement:
Units Outstanding	17,250	-	1,127	-	33,303	-	15,037
Unit Value	$ 12.36	$ -	$ 12.92	$ -	$ 13.92	$ -	$ 12.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	11,858
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	5,514
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 39,717	$ 29,314	$ 209,185	$ 28,518	$ 101,145	$ 19,479	$ 665,757	$ 227,889
Receivable from FILI	1	0	3	0	2	0	0	0
Total assets	39,718	29,314	209,188	28,518	101,147	19,479	665,757	227,889
Liabilities:
Payable to FILI	0	0	0	0	0	0	6	0
Total net assets	$ 39,718	$ 29,314	$ 209,188	$ 28,518	$ 101,147	$ 19,479	$ 665,751	$ 227,889
Net Assets:
Fidelity Retirement Reserves	$ 34,084	$ 0	$ 165,892	$ 0	$ 85,549	$ 0	$ 550,160	$ 0
Fidelity Income Advantage	5,634	0	43,296	0	15,598	0	115,591	0
Fidelity Personal Retirement	0	29,314	0	28,518	0	19,479	0	227,889
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 39,718	$ 29,314	$ 209,188	$ 28,518	$ 101,147	$ 19,479	$ 665,751	$ 227,889
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,126	-	7,642	-	5,171	-	22,281	-
Unit Value	$ 16.03	$ -	$ 21.71	$ -	$ 16.55	$ -	$ 24.69	$ -
Fidelity Income Advantage:
Units Outstanding	354	-	2,027	-	958	-	4,750	-
Unit Value	$ 15.89	$ -	$ 21.33	$ -	$ 16.26	$ -	$ 24.31	$ -
Fidelity Personal Retirement:
Units Outstanding	-	2,217	-	2,157	-	1,422	-	16,509
Unit Value	$ -	$ 13.22	$ -	$ 13.22	$ -	$ 13.70	$ -	$ 13.80
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 105,632	$ 55,897	$ 70,801	$ 33,094	$ 64,826	$ 31,480	$ 321,158	$ 118,044
Receivable from FILI	2	1	0	0	0	0	4	0
Total assets	105,634	55,898	70,801	33,094	64,826	31,480	321,162	118,044
Liabilities:
Payable to FILI	0	0	8	0	0	0	0	0
Total net assets	$ 105,634	$ 55,898	$ 70,793	$ 33,094	$ 64,826	$ 31,480	$ 321,162	$ 118,044
Net Assets:
Fidelity Retirement Reserves	$ 84,519	$ 0	$ 60,305	$ 0	$ 58,593	$ 0	$ 280,212	$ 0
Fidelity Income Advantage	21,115	0	10,488	0	6,233	0	40,950	0
Fidelity Personal Retirement	0	55,898	0	33,094	0	31,480	0	118,044
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 105,634	$ 55,898	$ 70,793	$ 33,094	$ 64,826	$ 31,480	$ 321,162	$ 118,044
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,321	-	3,796	-	4,720	-	8,774	-
Unit Value	$ 15.88	$ -	$ 15.89	$ -	$ 12.41	$ -	$ 31.94	$ -
Fidelity Income Advantage:
Units Outstanding	1,340	-	668	-	508	-	1,297	-
Unit Value	$ 15.75	$ -	$ 15.68	$ -	$ 12.25	$ -	$ 31.53	$ -
Fidelity Personal Retirement:
Units Outstanding	-	4,462	-	2,092	-	2,357	-	6,380
Unit Value	$ -	$ 12.53	$ -	$ 15.82	$ -	$ 13.36	$ -	$ 18.50
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 48,861	$ 22,595	$ 21,342	$ 9,524	$ 40,545	$ 23,514	$ 3,118	$ 2,050
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	48,861	22,595	21,342	9,524	40,545	23,514	3,118	2,050
Liabilities:
Payable to FILI	1	0	1	0	0	0	0	0
Total net assets	$ 48,860	$ 22,595	$ 21,341	$ 9,524	$ 40,545	$ 23,514	$ 3,118	$ 2,050
Net Assets:
Fidelity Retirement Reserves	$ 43,340	$ 0	$ 19,301	$ 0	$ 34,367	$ 0	$ 2,863	$ 0
Fidelity Income Advantage	5,520	0	2,040	0	6,178	0	255	0
Fidelity Personal Retirement	0	22,595	0	9,524	0	23,514	0	2,050
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 48,860	$ 22,595	$ 21,341	$ 9,524	$ 40,545	$ 23,514	$ 3,118	$ 2,050
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,107	-	1,483	-	1,674	-	252	-
Unit Value	$ 13.95	$ -	$ 13.02	$ -	$ 20.53	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	400	-	159	-	304	-	23	-
Unit Value	$ 13.77	$ -	$ 12.85	$ -	$ 20.27	$ -	$ 11.22	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,873	-	891	-	1,651	-	198
Unit Value	$ -	$ 12.06	$ -	$ 10.69	$ -	$ 14.24	$ -	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R
Assets:
Investments at market value	$ 58,210	$ 29,336	$ 105,499	$ 209,503	$ 13,140	$ 9,126	$ 29,200
Receivable from FILI	1	0	1	0	1	0	15
Total assets	58,211	29,336	105,500	209,503	13,141	9,126	29,215
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 58,211	$ 29,336	$ 105,500	$ 209,503	$ 13,141	$ 9,126	$ 29,215
Net Assets:
Fidelity Retirement Reserves	$ 49,632	$ 0	$ 82,592	$ 0	$ 11,114	$ 0	$ 24,770
Fidelity Income Advantage	8,579	0	22,908	0	2,027	0	4,445
Fidelity Personal Retirement	0	29,336	0	209,503	0	9,126	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 58,211	$ 29,336	$ 105,500	$ 209,503	$ 13,141	$ 9,126	$ 29,215
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,683	-	6,617	-	815	-	1,837
Unit Value	$ 18.50	$ -	$ 12.48	$ -	$ 13.64	$ -	$ 13.49
Fidelity Income Advantage:
Units Outstanding	467	-	1,847	-	149	-	331
Unit Value	$ 18.34	$ -	$ 12.39	$ -	$ 13.57	$ -	$ 13.42
Fidelity Personal Retirement:
Units Outstanding	-	2,515	-	18,325	-	700	-
Unit Value	$ -	$ 11.67	$ -	$ 11.43	$ -	$ 13.04	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class
Assets:
Investments at market value	$ 34,491	$ 25,965	$ 36,274	$ 17,088	$ 34,465	$ 10,372	$ 8,494
Receivable from FILI	0	1	0	0	0	0	0
Total assets	34,491	25,966	36,274	17,088	34,465	10,372	8,494
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 34,491	$ 25,966	$ 36,274	$ 17,088	$ 34,465	$ 10,372	$ 8,494
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 21,016	$ 0	$ 14,941	$ 0	$ 9,076	$ 0
Fidelity Income Advantage	0	4,950	0	2,147	0	1,296	0
Fidelity Personal Retirement	34,491	0	36,274	0	34,465	0	8,494
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 34,491	$ 25,966	$ 36,274	$ 17,088	$ 34,465	$ 10,372	$ 8,494
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	1,637	-	1,216	-	703	-
Unit Value	$ -	$ 12.84	$ -	$ 12.29	$ -	$ 12.91	$ -
Fidelity Income Advantage:
Units Outstanding	-	387	-	176	-	101	-
Unit Value	$ -	$ 12.77	$ -	$ 12.23	$ -	$ 12.85	$ -
Fidelity Personal Retirement:
Units Outstanding	2,681	-	2,912	-	2,885	-	669
Unit Value	$ 12.86	$ -	$ 12.46	$ -	$ 11.95	$ -	$ 12.69
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Income	VIP - Freedom Income Investor Class	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 7,833	$ 18,793	$ 8,036	$ 7,373	$ 22,971	$ 52,377	$ 28,100	$ 55,690
Receivable from FILI	0	0	0	0	1	0	0	0
Total assets	7,833	18,793	8,036	7,373	22,972	52,377	28,100	55,690
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,833	$ 18,793	$ 8,036	$ 7,373	$ 22,972	$ 52,377	$ 28,100	$ 55,690
Net Assets:
Fidelity Retirement Reserves	$ 7,588	$ 0	$ 8,036	$ 0	$ 22,891	$ 0	$ 28,042	$ 0
Fidelity Income Advantage	245	0	0	0	81	0	58	0
Fidelity Personal Retirement	0	18,793	0	7,373	0	52,377	0	55,690
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,833	$ 18,793	$ 8,036	$ 7,373	$ 22,972	$ 52,377	$ 28,100	$ 55,690
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	664	-	654	-	1,855	-	2,207	-
Unit Value	$ 11.44	$ -	$ 12.28	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Income Advantage:
Units Outstanding	21	-	-	-	7	-	5	-
Unit Value	$ 11.44	$ -	$ -	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,644	-	608	-	4,313	-	4,476
Unit Value	$ -	$ 11.43	$ -	$ 12.14	$ -	$ 12.14	$ -	$ 12.44
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 24,299	$ 68,795	$ 11,761	$ 26,159	$ 18,031	$ 28,486
Receivable from FILI	0	0	0	0	0	0
Total assets	24,299	68,795	11,761	26,159	18,031	28,486
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 24,299	$ 68,795	$ 11,761	$ 26,159	$ 18,031	$ 28,486
Net Assets:
Fidelity Retirement Reserves	$ 24,144	$ 0	$ 11,745	$ 0	$ 18,025	$ 0
Fidelity Income Advantage	155	0	16	0	6	0
Fidelity Personal Retirement	0	68,795	0	26,159	0	28,486
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 24,299	$ 68,795	$ 11,761	$ 26,159	$ 18,031	$ 28,486
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,852	-	889	-	1,335	-
Unit Value	$ 13.04	$ -	$ 13.21	$ -	$ 13.51	$ -
Fidelity Income Advantage:
Units Outstanding	12	-	1	-	0	-
Unit Value	$ 13.04	$ -	$ 13.21	$ -	$ 13.51	$ -
Fidelity Personal Retirement:
Units Outstanding	-	5,410	-	2,040	-	2,181
Unit Value	$ -	$ 12.72	$ -	$ 12.83	$ -	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,532	$ 20,699	$ 9,760	$ 9,377	$ 18,504	$ 103,404	$ 321,865
Receivable from FILI	0	0	0	0	0	1	0
Total assets	8,532	20,699	9,760	9,377	18,504	103,405	321,865
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 8,532	$ 20,699	$ 9,760	$ 9,377	$ 18,504	$ 103,405	$ 321,865
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 8,145	$ 0	$ 18,234	$ 49,451
Fidelity Income Advantage	0	0	0	1,232	0	1,403	29,181
Fidelity Personal Retirement	0	0	0	0	18,504	83,768	243,233
Fidelity Freedom Lifetime Income	8,532	20,699	9,760	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,532	$ 20,699	$ 9,760	$ 9,377	$ 18,504	$ 103,405	$ 321,865
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	-	-	832	-	1,665	4,413
Unit Value	$ -	$ -	$ -	$ 9.79	$ -	$ 10.95	$ 11.20
Fidelity Income Advantage:
Units Outstanding	-	-	-	126	-	128	2,613
Unit Value	$ -	$ -	$ -	$ 9.76	$ -	$ 10.92	$ 11.17
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	1,875	7,577	21,509
Unit Value	$ -	$ -	$ -	$ -	$ 9.87	$ 11.06	$ 11.31
Fidelity Freedom Lifetime Income:
Units Outstanding	714	1,658	758	-	-	-	-
Unit Value	$ 11.95	$ 12.48	$ 12.87	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 102,926	$ 387,735	$ 152,959	$ 4,887	$ 3,726	$ 10,416	$ 7,335
Receivable from FILI	0	2	1	0	0	0	0
Total assets	102,926	387,737	152,960	4,887	3,726	10,416	7,335
Liabilities:
Payable to FILI	0	0	0	1	0	0	0
Total net assets	$ 102,926	$ 387,737	$ 152,960	$ 4,886	$ 3,726	$ 10,416	$ 7,335
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 56,168	$ 31,697	$ 4,569	$ 0	$ 9,428	$ 0
Fidelity Income Advantage	0	38,802	14,989	317	0	988	0
Fidelity Personal Retirement	0	292,767	106,274	0	3,726	0	7,335
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	102,926	0	0	0	0	0	0
Total net assets	$ 102,926	$ 387,737	$ 152,960	$ 4,886	$ 3,726	$ 10,416	$ 7,335
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	4,938	2,760	412	-	830	-
Unit Value	$ -	$ 11.38	$ 11.49	$ 11.09	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	-	3,421	1,309	29	-	87	-
Unit Value	$ -	$ 11.34	$ 11.45	$ 11.07	$ -	$ 11.35	$ -
Fidelity Personal Retirement:
Units Outstanding	-	25,501	9,168	-	335	-	643
Unit Value	$ -	$ 11.48	$ 11.59	$ -	$ 11.12	$ -	$ 11.40
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,332	-	-	-	-	-	-
Unit Value	$ 10.17	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	3,794	-	-	-	-	-	-
Unit Value	$ 10.16	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Assets:
Investments at market value	$ 1,404	$ 1,727	$ 464,350	$ 53,613	$ 59,899	$ 126,121
Receivable from FILI	0	0	6	0	2	1
Total assets	1,404	1,727	464,356	53,613	59,901	126,122
Liabilities:
Payable to FILI	1	0	0	3	0	0
Total net assets	$ 1,403	$ 1,727	$ 464,356	$ 53,610	$ 59,901	$ 126,122
Net Assets:
Fidelity Retirement Reserves	$ 1,257	$ 0	$ 301,317	$ 31,046	$ 37,894	$ 66,710
Fidelity Income Advantage	146	0	41,803	4,774	8,113	15,817
Fidelity Personal Retirement	0	1,727	121,236	17,790	13,894	43,595
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 1,403	$ 1,727	$ 464,356	$ 53,610	$ 59,901	$ 126,122
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	127	-	8,898	1,388	1,966	3,840
Unit Value	$ 9.89	$ -	$ 33.86	$ 22.37	$ 19.28	$ 17.37
Fidelity Income Advantage:
Units Outstanding	15	-	1,254	217	428	925
Unit Value	$ 9.87	$ -	$ 33.28	$ 21.99	$ 18.95	$ 17.07
Fidelity Personal Retirement:
Units Outstanding	-	174	7,732	1,544	1,175	3,480
Unit Value	$ -	$ 9.91	$ 15.68	$ 11.53	$ 11.82	$ 12.53
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 17,121	$ 79,473	$ 30,857	$ 54,718	$ 57,589	$ 48,278	$ 35,366
Receivable from FILI	0	0	0	0	0	0	3
Total assets	17,121	79,473	30,857	54,718	57,589	48,278	35,369
Liabilities:
Payable to FILI	0	1	1	0	0	0	0
Total net assets	$ 17,121	$ 79,472	$ 30,856	$ 54,718	$ 57,589	$ 48,278	$ 35,369
Net Assets:
Fidelity Retirement Reserves	$ 15,255	$ 63,920	$ 23,352	$ 52,122	$ 52,873	$ 41,907	$ 29,631
Fidelity Income Advantage	1,866	15,552	7,504	2,596	4,716	6,371	5,738
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 17,121	$ 79,472	$ 30,856	$ 54,718	$ 57,589	$ 48,278	$ 35,369
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,114	2,544	1,082	4,296	2,518	2,003	1,315
Unit Value	$ 13.69	$ 25.12	$ 21.57	$ 12.13	$ 21.00	$ 20.92	$ 22.53
Fidelity Income Advantage:
Units Outstanding	138	630	354	217	228	310	259
Unit Value	$ 13.45	$ 24.69	$ 21.20	$ 11.92	$ 20.64	$ 20.56	$ 22.14
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Assets:
Investments at market value	$ 27,071	$ 26,555	$ 15,031	$ 133,120	$ 630	$ 1,522	$ 908	$ 2,724
Receivable from FILI	0	1	0	2	0	0	0	0
Total assets	27,071	26,556	15,031	133,122	630	1,522	908	2,724
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 27,071	$ 26,556	$ 15,031	$ 133,122	$ 630	$ 1,522	$ 908	$ 2,724
Net Assets:
Fidelity Retirement Reserves	$ 23,293	$ 23,690	$ 12,894	$ 63,748	$ 612	$ 0	$ 884	$ 0
Fidelity Income Advantage	3,778	2,866	2,137	7,841	18	0	24	0
Fidelity Personal Retirement	0	0	0	61,533	0	1,522	0	2,724
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 27,071	$ 26,556	$ 15,031	$ 133,122	$ 630	$ 1,522	$ 908	$ 2,724
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,986	1,404	934	4,370	65	-	97	-
Unit Value	$ 11.73	$ 16.88	$ 13.81	$ 14.59	$ 9.36	$ -	$ 9.15	$ -
Fidelity Income Advantage:
Units Outstanding	327	172	157	539	2	-	3	-
Unit Value	$ 11.53	$ 16.59	$ 13.57	$ 14.54	$ 9.35	$ -	$ 9.14	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	-	4,179	-	162	-	297
Unit Value	$ -	$ -	$ -	$ 14.72	$ -	$ 9.39	$ -	$ 9.18
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 42,304	$ 42,109	$ 15,685	$ 6,382	$ 18,047	$ 3,355
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,993	0	1,273	0	7,222	0
Administrative and other charges	400	0	85	0	481	0
Total expenses	6,393	0	1,358	0	7,703	0
Fidelity Income Advantage:
Mortality and expense risk charges	314	0	343	0	1,136	0
Administrative and other charges	105	0	115	0	378	0
Total expenses	419	0	458	0	1,514	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,659	0	145	0	378
Administrative and other charges	0	415	0	36	0	95
Total expenses	0	2,074	0	181	0	473
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	121	0	0	0	0
Administrative and other charges	0	34	0	0	0	0
Total expenses	0	155	0	0	0	0
Total expenses	6,812	2,233	1,816	181	9,217	473
Net investment income (loss)	35,492	39,876	13,869	6,201	8,830	2,882
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(788)	1,143	44,806	2,677
Realized gain distributions	0	0	0	0	79,551	15,670
Net realized gain (loss) on investments	0	0	(788)	1,143	124,357	18,347
Unrealized appreciation (depreciation)	0	0	(8,491)	(5,577)	(116,735)	(20,762)
Net increase (decrease) in net assets from operations	$ 35,492	$ 39,876	$ 4,590	$ 1,767	$ 16,452	$ 467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 6,109	$ 523	$ 7,065	$ 4,596	$ 4,496	$ 20,458	$ 4,508
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4,873	0	1,508	894	0	2,727	0
Administrative and other charges	325	0	100	60	0	182	0
Total expenses	5,198	0	1,608	954	0	2,909	0
Fidelity Income Advantage:
Mortality and expense risk charges	532	0	128	133	0	799	0
Administrative and other charges	177	0	42	44	0	266	0
Total expenses	709	0	170	177	0	1,065	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	169	0	0	274	0	280
Administrative and other charges	0	42	0	0	69	0	70
Total expenses	0	211	0	0	343	0	350
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	5,907	211	1,778	1,131	343	3,974	350
Net investment income (loss)	202	312	5,287	3,465	4,153	16,484	4,158
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(12,206)	832	5,316	7,235	1,352	(2,217)	280
Realized gain distributions	619	105	14,884	8,527	6,757	0	123
Net realized gain (loss) on investments	(11,587)	937	20,200	15,762	8,109	(2,217)	403
Unrealized appreciation (depreciation)	173,994	17,800	7,546	26	7,007	1,191	1,204
Net increase (decrease) in net assets from operations	$ 162,609	$ 19,049	$ 33,033	$ 19,253	$ 19,269	$ 15,458	$ 5,765

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 26,829	$ 2,001	$ 32,793	$ 6,087	$ 424	$ 14,567	$ 3,744
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,782	0	4,852	895	0	11,032	0
Administrative and other charges	185	0	322	60	0	736	0
Total expenses	2,967	0	5,174	955	0	11,768	0
Fidelity Income Advantage:
Mortality and expense risk charges	543	0	746	193	0	1,304	0
Administrative and other charges	181	0	249	64	0	434	0
Total expenses	724	0	995	257	0	1,738	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	65	368	0	20	0	746
Administrative and other charges	0	16	92	0	5	0	186
Total expenses	0	81	460	0	25	0	932
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,691	81	6,629	1,212	25	13,506	932
Net investment income (loss)	23,138	1,920	26,164	4,875	399	1,061	2,812
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,581	324	36,590	(1,097)	353	139,376	1,507
Realized gain distributions	12,563	722	0	0	0	389,635	109,234
Net realized gain (loss) on investments	15,144	1,046	36,590	(1,097)	353	529,011	110,741
Unrealized appreciation (depreciation)	21,239	1,558	(19,698)	19,981	930	(280,485)	(55,943)
Net increase (decrease) in net assets from operations	$ 59,521	$ 4,524	$ 43,056	$ 23,759	$ 1,682	$ 249,587	$ 57,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 6,815	$ 6,966	$ 151	$ 83	$ 4,061	$ 383
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,153	0	330	0	1,347	0
Administrative and other charges	77	0	22	0	90	0
Total expenses	1,230	0	352	0	1,437	0
Fidelity Income Advantage:
Mortality and expense risk charges	415	0	45	0	320	0
Administrative and other charges	139	0	15	0	106	0
Total expenses	554	0	60	0	426	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	271	0	58	0	42
Administrative and other charges	0	68	0	14	0	11
Total expenses	0	339	0	72	0	53
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	179	0	0	0	0
Administrative and other charges	0	49	0	0	0	0
Total expenses	0	228	0	0	0	0
Total expenses	1,784	567	412	72	1,863	53
Net investment income (loss)	5,031	6,399	(261)	11	2,198	330
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,083	370	4,284	839	2,507	293
Realized gain distributions	8,003	3,414	4,662	3,215	9,339	646
Net realized gain (loss) on investments	12,086	3,784	8,946	4,054	11,846	939
Unrealized appreciation (depreciation)	(1,031)	(2,571)	(5,213)	(2,626)	9,530	812
Net increase (decrease) in net assets from operations	$ 16,086	$ 7,612	$ 3,472	$ 1,439	$ 23,574	$ 2,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 0	$ 0	$ 6,451	$ 1,465	$ 1,213	$ 443
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	633	0	4,563	0	809	0
Administrative and other charges	42	0	304	0	54	0
Total expenses	675	0	4,867	0	863	0
Fidelity Income Advantage:
Mortality and expense risk charges	107	0	837	0	168	0
Administrative and other charges	35	0	279	0	56	0
Total expenses	142	0	1,116	0	224	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	0	391	0	115
Administrative and other charges	0	6	0	98	0	29
Total expenses	0	29	0	489	0	144
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	817	29	5,983	489	1,087	144
Net investment income (loss)	(817)	(29)	468	976	126	299
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	132	537	78,494	888	1,081	1,217
Realized gain distributions	0	0	67,927	14,508	12,225	3,949
Net realized gain (loss) on investments	132	537	146,421	15,396	13,306	5,166
Unrealized appreciation (depreciation)	19,808	1,440	(48,261)	8,752	(8,658)	(5,412)
Net increase (decrease) in net assets from operations	$ 19,123	$ 1,948	$ 98,628	$ 25,124	$ 4,774	$ 53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 1,320	$ 579	$ 0	$ 0	$ 739	$ 198
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	561	0	377	0	1,809	0
Administrative and other charges	37	0	25	0	121	0
Total expenses	598	0	402	0	1,930	0
Fidelity Income Advantage:
Mortality and expense risk charges	76	0	37	0	215	0
Administrative and other charges	25	0	12	0	72	0
Total expenses	101	0	49	0	287	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	60	0	43	0	151
Administrative and other charges	0	15	0	11	0	38
Total expenses	0	75	0	54	0	189
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	699	75	451	54	2,217	189
Net investment income (loss)	621	504	(451)	(54)	(1,478)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9,562	1,939	1,043	265	16,066	1,043
Realized gain distributions	1,500	670	4,204	1,336	13,088	4,597
Net realized gain (loss) on investments	11,062	2,609	5,247	1,601	29,154	5,640
Unrealized appreciation (depreciation)	(736)	489	936	249	68,011	21,601
Net increase (decrease) in net assets from operations	$ 10,947	$ 3,602	$ 5,732	$ 1,796	$ 95,687	$ 27,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 292	$ 68	$ 769	$ 283	$ 218	$ 111
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	373	0	194	0	259	0
Administrative and other charges	25	0	13	0	17	0
Total expenses	398	0	207	0	276	0
Fidelity Income Advantage:
Mortality and expense risk charges	39	0	21	0	38	0
Administrative and other charges	13	0	7	0	13	0
Total expenses	52	0	28	0	51	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	38	0	22	0	32
Administrative and other charges	0	10	0	5	0	8
Total expenses	0	48	0	27	0	40
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	450	48	235	27	327	40
Net investment income (loss)	(158)	20	534	256	(109)	71
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,621	247	3,401	249	1,320	205
Realized gain distributions	3,644	1,025	2,302	744	4,697	2,677
Net realized gain (loss) on investments	7,265	1,272	5,703	993	6,017	2,882
Unrealized appreciation (depreciation)	(2,269)	402	(9,245)	(2,613)	77	(803)
Net increase (decrease) in net assets from operations	$ 4,838	$ 1,694	$ (3,008)	$ (1,364)	$ 5,985	$ 2,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 14	$ 6	$ 1,164	$ 543	$ 4,889	$ 9,532
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	44	0	856	0	673	0
Administrative and other charges	3	0	57	0	45	0
Total expenses	47	0	913	0	718	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	119	0	153	0
Administrative and other charges	1	0	39	0	51	0
Total expenses	6	0	158	0	204	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	90	0	320
Administrative and other charges	0	2	0	23	0	80
Total expenses	0	9	0	113	0	400
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	53	9	1,071	113	922	400
Net investment income (loss)	(39)	(3)	93	430	3,967	9,132
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	812	227	23,475	1,567	1,202	247
Realized gain distributions	288	182	15,195	6,907	1,324	2,407
Net realized gain (loss) on investments	1,100	409	38,670	8,474	2,526	2,654
Unrealized appreciation (depreciation)	(1,183)	(597)	(57,767)	(17,341)	(1,593)	(3,526)
Net increase (decrease) in net assets from operations	$ (122)	$ (191)	$ (19,004)	$ (8,437)	$ 4,900	$ 8,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 1	$ 0	$ 209	$ 210	$ 354	$ 465
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	49	0	169	0	210	0
Administrative and other charges	3	0	11	0	14	0
Total expenses	52	0	180	0	224	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	23	0	41	0
Administrative and other charges	2	0	8	0	13	0
Total expenses	9	0	31	0	54	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	12	0	64	0	72
Administrative and other charges	0	3	0	16	0	18
Total expenses	0	15	0	80	0	90
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	61	15	211	80	278	90
Net investment income (loss)	(60)	(15)	(2)	130	76	375
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	479	361	924	1,242	3,060	1,305
Realized gain distributions	1,137	787	3,871	4,586	2,542	3,268
Net realized gain (loss) on investments	1,616	1,148	4,795	5,828	5,602	4,573
Unrealized appreciation (depreciation)	(972)	(568)	(4,637)	(5,349)	(4,289)	(3,921)
Net increase (decrease) in net assets from operations	$ 584	$ 565	$ 156	$ 609	$ 1,389	$ 1,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 118	$ 198	$ 1	$ 0	$ 304	$ 802
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	137	0	33	0	62	0
Administrative and other charges	9	0	2	0	4	0
Total expenses	146	0	35	0	66	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	6	0	0	0
Administrative and other charges	6	0	2	0	0	0
Total expenses	25	0	8	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	69	0	9	0	29
Administrative and other charges	0	17	0	2	0	7
Total expenses	0	86	0	11	0	36
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	171	86	43	11	66	36
Net investment income (loss)	(53)	112	(42)	(11)	238	766
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,092	804	219	234	338	306
Realized gain distributions	1,502	2,566	461	375	83	56
Net realized gain (loss) on investments	2,594	3,370	680	609	421	362
Unrealized appreciation (depreciation)	(2,519)	(3,935)	213	281	(233)	(367)
Net increase (decrease) in net assets from operations	$ 22	$ (453)	$ 851	$ 879	$ 426	$ 761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 219	$ 255	$ 567	$ 1,616	$ 765	$ 1,742
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	0	157	0	189	0
Administrative and other charges	3	0	10	0	13	0
Total expenses	54	0	167	0	202	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	12	0	81	0	94
Administrative and other charges	0	3	0	20	0	24
Total expenses	0	15	0	101	0	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	54	15	167	101	202	118
Net investment income (loss)	165	240	400	1,515	563	1,624
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	337	364	617	503	998	642
Realized gain distributions	287	51	580	352	781	546
Net realized gain (loss) on investments	624	415	1,197	855	1,779	1,188
Unrealized appreciation (depreciation)	(325)	(235)	(128)	514	(492)	996
Net increase (decrease) in net assets from operations	$ 464	$ 420	$ 1,469	$ 2,884	$ 1,850	$ 3,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 504	$ 1,998	$ 238	$ 685	$ 371	$ 524
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	163	0	67	0	124	0
Administrative and other charges	11	0	4	0	8	0
Total expenses	174	0	71	0	132	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	116	0	40	0	44
Administrative and other charges	0	29	0	10	0	11
Total expenses	0	145	0	50	0	55
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	174	145	71	50	132	55
Net investment income (loss)	330	1,853	167	635	239	469
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	736	796	235	215	820	363
Realized gain distributions	732	755	356	261	659	302
Net realized gain (loss) on investments	1,468	1,551	591	476	1,479	665
Unrealized appreciation (depreciation)	(36)	1,621	(111)	558	(377)	899
Net increase (decrease) in net assets from operations	$ 1,762	$ 5,025	$ 647	$ 1,669	$ 1,341	$ 2,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class
Income:
Dividends	$ 246	$ 493	$ 219	$ 48	$ 84
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	69	0
Administrative and other charges	0	0	0	5	0
Total expenses	0	0	0	74	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	11	0
Administrative and other charges	0	0	0	4	0
Total expenses	0	0	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	36
Administrative and other charges	0	0	0	0	9
Total expenses	0	0	0	0	45
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	41	94	45	0	0
Administrative and other charges	8	19	9	0	0
Total expenses	49	113	54	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	49	113	54	89	45
Net investment income (loss)	197	380	165	(41)	39
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	120	266	99	626	484
Realized gain distributions	228	763	467	53	97
Net realized gain (loss) on investments	348	1,029	566	679	581
Unrealized appreciation (depreciation)	39	160	104	(862)	(1,500)
Net increase (decrease) in net assets from operations	$ 584	$ 1,569	$ 835	$ (224)	$ (880)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 60% (a)	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)
Income:
Dividends	$ 2,707	$ 6,886	$ 538	$ 6,258	$ 1,742	$ 19	$ 12
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	91	299	0	399	213	10	0
Administrative and other charges	6	20	0	27	14	1	0
Total expenses	97	319	0	426	227	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	11	165	0	221	88	1	0
Administrative and other charges	3	55	0	74	29	0	0
Total expenses	14	220	0	295	117	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	98	339	0	419	155	0	2
Administrative and other charges	24	85	0	104	39	0	0
Total expenses	122	424	0	523	194	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	116	0	0	0	0
Administrative and other charges	0	0	32	0	0	0	0
Total expenses	0	0	148	0	0	0	0
Total expenses	233	963	148	1,244	538	12	2
Net investment income (loss)	2,474	5,923	390	5,014	1,204	7	10
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	554	1,422	14	3,465	2,721	18	5
Realized gain distributions	1,531	12,194	567	19,026	8,517	30	20
Net realized gain (loss) on investments	2,085	13,616	581	22,491	11,238	48	25
Unrealized appreciation (depreciation)	(1,513)	(7,765)	(1,652)	(11,997)	(5,536)	185	134
Net increase (decrease) in net assets from operations	$ 3,046	$ 11,774	$ (681)	$ 15,508	$ 6,906	$ 240	$ 169

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Materials (a)	VIP - Materials Investor Class (a)	VIP - Telecommuni- cations (a)	VIP - Telecommuni- cations Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 67	$ 41	$ 7	$ 9	$ 1,520	$ 3,816
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	28	0	10	0	1,974	275
Administrative and other charges	2	0	1	0	132	18
Total expenses	30	0	11	0	2,106	293
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	1	0	232	35
Administrative and other charges	1	0	0	0	77	12
Total expenses	4	0	1	0	309	47
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	3	134	23
Administrative and other charges	0	1	0	1	33	6
Total expenses	0	7	0	4	167	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	34	7	12	4	2,582	369
Net investment income (loss)	33	34	(5)	5	(1,062)	3,447
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	103	26	(68)	61	38,864	589
Realized gain distributions	101	71	68	88	38,773	1,631
Net realized gain (loss) on investments	204	97	0	149	77,637	2,220
Unrealized appreciation (depreciation)	345	158	(241)	(310)	35,435	(2,803)
Net increase (decrease) in net assets from operations	$ 582	$ 289	$ (246)	$ (156)	$ 112,010	$ 2,864

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth
Income:
Dividends	$ 1,183	$ 1,910	$ 24	$ 0	$ 389	$ 1	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	331	573	121	548	192	389	405
Administrative and other charges	22	38	8	37	13	26	27
Total expenses	353	611	129	585	205	415	432
Fidelity Income Advantage:
Mortality and expense risk charges	64	116	12	126	59	17	31
Administrative and other charges	21	39	4	42	20	5	10
Total expenses	85	155	16	168	79	22	41
Fidelity Personal Retirement:
Mortality and expense risk charges	24	72	0	0	0	0	0
Administrative and other charges	6	18	0	0	0	0	0
Total expenses	30	90	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	468	856	145	753	284	437	473
Net investment income (loss)	715	1,054	(121)	(753)	105	(436)	(473)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,048	9,466	(6,243)	4,642	115	(264,782)	(31,582)
Realized gain distributions	4,999	13,145	0	11,041	0	0	0
Net realized gain (loss) on investments	9,047	22,611	(6,243)	15,683	115	(264,782)	(31,582)
Unrealized appreciation (depreciation)	(6,209)	(8,127)	9,952	(9,453)	1,361	280,032	43,759
Net increase (decrease) in net assets from operations	$ 3,553	$ 15,538	$ 3,588	$ 5,477	$ 1,581	$ 14,814	$ 11,704

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 234	$ 0	$ 283	$ 0	$ 1,811
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	336	257	220	188	137	340
Administrative and other charges	22	17	15	13	9	23
Total expenses	358	274	235	201	146	363
Fidelity Income Advantage:
Mortality and expense risk charges	47	44	31	19	19	35
Administrative and other charges	16	14	11	6	7	11
Total expenses	63	58	42	25	26	46
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	74
Administrative and other charges	0	0	0	0	0	19
Total expenses	0	0	0	0	0	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	421	332	277	226	172	502
Net investment income (loss)	(421)	(98)	(277)	57	(172)	1,309
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6,224)	(82)	(9,848)	1,262	(150)	6,118
Realized gain distributions	0	5,505	0	0	0	17,261
Net realized gain (loss) on investments	(6,224)	5,423	(9,848)	1,262	(150)	23,379
Unrealized appreciation (depreciation)	16,457	(2,845)	10,007	2,559	(142)	(2,137)
Net increase (decrease) in net assets from operations	$ 9,812	$ 2,480	$ (118)	$ 3,878	$ (464)	$ 22,551

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value (a)	SAI - Mid Cap Value Investor Class (a)	SAI - Small Cap Blend (a)	SAI - Small Cap Blend Investor Class (a)
Income:
Dividends	$ 4	$ 9	$ 2	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	4	0
Administrative and other charges	0	0	0	0
Total expenses	3	0	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	2
Administrative and other charges	0	0	0	1
Total expenses	0	2	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	3	2	4	3
Net investment income (loss)	1	7	(2)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(8)	13	5	27
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(8)	13	5	27
Unrealized appreciation (depreciation)	(61)	(121)	(98)	(213)
Net increase (decrease) in net assets from operations	$ (68)	$ (101)	$ (95)	$ (186)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 35,492	$ 32,106	$ 39,876	$ 13,913	$ 13,869	$ 15,535	$ 6,201	$ 4,311
Net realized gain (loss) on investments	0	0	0	0	(788)	(211)	1,143	238
Unrealized appreciation (depreciation)	0	0	0	0	(8,491)	8,525	(5,577)	(530)
Net increase (decrease) in net assets from operations	35,492	32,106	39,876	13,913	4,590	23,849	1,767	4,019
Contract Transactions:
Payments received from contract owners	37,056	45,984	1,384,015	739,174	1,496	1,475	8,432	6,772
Transfers between sub-accounts and the fixed account, net	162,548	155,185	(699,706)	(307,954)	(33,655)	(38,953)	8,424	37,150
Contract benefits	(10,755)	(8,016)	(3,605)	(1,427)	(5,461)	(5,233)	(141)	(113)
Contract terminations	(188,371)	(180,404)	(93,498)	(41,462)	(15,006)	(15,233)	(2,006)	(642)
Contract maintenance charges	(144)	(142)	0	0	(31)	(34)	0	0
Other transfers (to) from FILI, net	591	412	(38)	(7)	(75)	18	0	(1)
Net increase (decrease) in net assets from contract transactions	925	13,019	587,168	388,324	(52,732)	(57,960)	14,709	43,166
Total increase (decrease) in net assets	36,417	45,125	627,044	402,237	(48,142)	(34,111)	16,476	47,185
Net Assets:
Beginning of period	815,881	770,756	520,616	118,379	234,543	268,654	60,491	13,306
End of period	$ 852,298	$ 815,881	$ 1,147,660	$ 520,616	$ 186,401	$ 234,543	$ 76,967	$ 60,491
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 8,830	$ 27,879	$ 2,882	$ 2,583	$ 202	$ (3,141)	$ 312	$ (1)
Net realized gain (loss) on investments	124,357	163,714	18,347	11,257	(11,587)	(33,662)	937	252
Unrealized appreciation (depreciation)	(116,735)	3,872	(20,762)	1,220	173,994	80,996	17,800	2,231
Net increase (decrease) in net assets from operations	16,452	195,465	467	15,060	162,609	44,193	19,049	2,482
Contract Transactions:
Payments received from contract owners	6,030	5,719	15,771	15,025	3,253	3,711	4,115	5,212
Transfers between sub-accounts and the fixed account, net	(164,530)	(59,858)	34,450	81,323	(72,715)	(113,142)	53,981	30,129
Contract benefits	(22,570)	(20,778)	(438)	(76)	(11,390)	(9,849)	(102)	(49)
Contract terminations	(60,876)	(61,866)	(4,129)	(1,857)	(41,424)	(45,651)	(1,885)	(1,071)
Contract maintenance charges	(189)	(191)	0	0	(153)	(176)	0	0
Other transfers (to) from FILI, net	2	244	9	11	167	27	(3)	(5)
Net increase (decrease) in net assets from contract transactions	(242,133)	(136,730)	45,663	94,426	(122,262)	(165,080)	56,106	34,216
Total increase (decrease) in net assets	(225,681)	58,735	46,130	109,486	40,347	(120,887)	75,155	36,698
Net Assets:
Beginning of period	1,168,800	1,110,065	140,223	30,737	715,838	836,725	55,208	18,510
End of period	$ 943,119	$ 1,168,800	$ 186,353	$ 140,223	$ 756,185	$ 715,838	$ 130,363	$ 55,208

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 5,287	$ 212	$ 3,465	$ (50)	$ 4,153	$ 162
Net realized gain (loss) on investments	20,200	3,240	15,762	8,491	8,109	913
Unrealized appreciation (depreciation)	7,546	31,072	26	8,451	7,007	9,199
Net increase (decrease) in net assets from operations	33,033	34,524	19,253	16,892	19,269	10,274
Contract Transactions:
Payments received from contract owners	0	0	2,213	2,773	16,551	12,719
Transfers between sub-accounts and the fixed account, net	(34,608)	(27,610)	13,269	20,717	52,274	45,955
Contract benefits	(2,328)	(2,073)	(2,078)	(1,468)	(85)	(166)
Contract terminations	(10,084)	(10,021)	(6,832)	(4,307)	(2,343)	(1,813)
Contract maintenance charges	(39)	(41)	(41)	(53)	(26)	(8)
Other transfers (to) from FILI, net	(4)	33	41	56	4	7
Net increase (decrease) in net assets from contract transactions	(47,063)	(39,712)	6,572	17,718	66,375	56,694
Total increase (decrease) in net assets	(14,030)	(5,188)	25,825	34,610	85,644	66,968
Net Assets:
Beginning of period	220,071	225,259	121,976	87,366	91,070	24,102
End of period	$ 206,041	$ 220,071	$ 147,801	$ 121,976	$ 176,714	$ 91,070
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 16,484	$ 18,537	$ 4,158	$ 1,470	$ 23,138	$ 9,379	$ 1,920	$ 243
Net realized gain (loss) on investments	(2,217)	(2,636)	403	125	15,144	(1,241)	1,046	89
Unrealized appreciation (depreciation)	1,191	1,537	1,204	1,810	21,239	20,798	1,558	918
Net increase (decrease) in net assets from operations	15,458	17,438	5,765	3,405	59,521	28,936	4,524	1,250
Contract Transactions:
Payments received from contract owners	3,138	4,354	20,090	18,850	2,240	1,672	2,929	1,711
Transfers between sub-accounts and the fixed account, net	(41,959)	(79,741)	44,705	59,898	(28,882)	(43,218)	11,085	13,735
Contract benefits	(12,665)	(12,920)	(330)	(164)	(12,230)	(11,510)	0	0
Contract terminations	(28,841)	(38,001)	(3,857)	(2,908)	(27,387)	(32,444)	(1,851)	(269)
Contract maintenance charges	(66)	(77)	0	0	(79)	(90)	0	0
Other transfers (to) from FILI, net	95	(116)	(1)	2	(102)	(47)	2	(4)
Net increase (decrease) in net assets from contract transactions	(80,298)	(126,501)	60,607	75,678	(66,440)	(85,637)	12,165	15,173
Total increase (decrease) in net assets	(64,840)	(109,063)	66,372	79,083	(6,919)	(56,701)	16,689	16,423
Net Assets:
Beginning of period	501,653	610,716	107,155	28,072	447,443	504,144	25,363	8,940
End of period	$ 436,813	$ 501,653	$ 173,527	$ 107,155	$ 440,524	$ 447,443	$ 42,052	$ 25,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 26,164	$ 8,234	$ 4,875	$ 2,052	$ 399	$ 21
Net realized gain (loss) on investments	36,590	29,371	(1,097)	(4,487)	353	54
Unrealized appreciation (depreciation)	(19,698)	81,628	19,981	11,629	930	235
Net increase (decrease) in net assets from operations	43,056	119,233	23,759	9,194	1,682	310
Contract Transactions:
Payments received from contract owners	28,199	23,589	927	951	2,778	538
Transfers between sub-accounts and the fixed account, net	(34,545)	(50,005)	(13,594)	(22,374)	4,009	4,577
Contract benefits	(12,908)	(11,730)	(3,165)	(3,293)	0	0
Contract terminations	(42,973)	(46,166)	(8,886)	(9,501)	(354)	(72)
Contract maintenance charges	(132)	(143)	(30)	(36)	0	0
Other transfers (to) from FILI, net	4	187	113	(35)	9	1
Net increase (decrease) in net assets from contract transactions	(62,355)	(84,268)	(24,635)	(34,288)	6,442	5,044
Total increase (decrease) in net assets	(19,299)	34,965	(876)	(25,094)	8,124	5,354
Net Assets:
Beginning of period	903,763	868,798	146,264	171,358	6,439	1,085
End of period	$ 884,464	$ 903,763	$ 145,388	$ 146,264	$ 14,563	$ 6,439
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 1,061	$ 7,837	$ 2,812	$ 2,071	$ 5,031	$ 2,295	$ 6,399	$ 302
Net realized gain (loss) on investments	529,011	298,927	110,741	21,150	12,086	8,833	3,784	853
Unrealized appreciation (depreciation)	(280,485)	(129,021)	(55,943)	(2,428)	(1,031)	9,164	(2,571)	4,035
Net increase (decrease) in net assets from operations	249,587	177,743	57,610	20,793	16,086	20,292	7,612	5,190
Contract Transactions:
Payments received from contract owners	8,744	12,590	31,026	41,394	2,765	1,701	44,000	23,983
Transfers between sub-accounts and the fixed account, net	(215,528)	(231,484)	103,301	141,961	(4,565)	3,719	237,230	39,889
Contract benefits	(24,262)	(24,770)	(471)	(483)	(6,300)	(5,532)	(356)	0
Contract terminations	(81,557)	(85,542)	(8,142)	(4,809)	(9,917)	(11,133)	(4,779)	(2,269)
Contract maintenance charges	(315)	(355)	0	0	(33)	(32)	0	0
Other transfers (to) from FILI, net	83	(325)	17	7	(96)	(189)	(36)	(2)
Net increase (decrease) in net assets from contract transactions	(312,835)	(329,886)	125,731	178,070	(18,146)	(11,466)	276,059	61,601
Total increase (decrease) in net assets	(63,248)	(152,143)	183,341	198,863	(2,060)	8,826	283,671	66,791
Net Assets:
Beginning of period	1,677,582	1,829,725	280,267	81,404	203,386	194,560	80,123	13,332
End of period	$ 1,614,334	$ 1,677,582	$ 463,608	$ 280,267	$ 201,326	$ 203,386	$ 363,794	$ 80,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (261)	$ (196)	$ 11	$ 46	$ 2,198	$ 273	$ 330	$ 26
Net realized gain (loss) on investments	8,946	6,672	4,054	1,062	11,846	5,853	939	235
Unrealized appreciation (depreciation)	(5,213)	(337)	(2,626)	403	9,530	20,518	812	1,036
Net increase (decrease) in net assets from operations	3,472	6,139	1,439	1,511	23,574	26,644	2,081	1,297
Contract Transactions:
Payments received from contract owners	223	925	2,512	3,614	1,087	1,198	2,321	1,322
Transfers between sub-accounts and the fixed account, net	(14,482)	(3,155)	4,969	8,772	(26,718)	(27,743)	9,389	7,869
Contract benefits	(692)	(715)	(51)	0	(5,017)	(5,433)	0	0
Contract terminations	(2,949)	(2,034)	(255)	(295)	(11,853)	(13,933)	(209)	(200)
Contract maintenance charges	(10)	(12)	0	0	(45)	(51)	0	0
Other transfers (to) from FILI, net	10	23	(1)	(6)	(3)	(232)	0	1
Net increase (decrease) in net assets from contract transactions	(17,900)	(4,968)	7,174	12,085	(42,549)	(46,194)	11,501	8,992
Total increase (decrease) in net assets	(14,428)	1,171	8,613	13,596	(18,975)	(19,550)	13,582	10,289
Net Assets:
Beginning of period	54,146	52,975	20,701	7,105	228,163	247,713	14,936	4,647
End of period	$ 39,718	$ 54,146	$ 29,314	$ 20,701	$ 209,188	$ 228,163	$ 28,518	$ 14,936
(In thousands)	Subaccounts Investing In:				Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (817)	$ (53)	$ (29)	$ 18	$ 468	$ (3,799)	$ 976	$ (31)
Net realized gain (loss) on investments	132	(3,638)	537	208	146,421	180,642	15,396	7,678
Unrealized appreciation (depreciation)	19,808	7,162	1,440	107	(48,261)	(88,602)	8,752	2,291
Net increase (decrease) in net assets from operations	19,123	3,471	1,948	333	98,628	88,241	25,124	9,938
Contract Transactions:
Payments received from contract owners	556	582	839	313	3,399	5,811	13,342	20,857
Transfers between sub-accounts and the fixed account, net	(7,196)	(23,447)	11,019	1,332	(133,019)	(122,735)	45,756	72,906
Contract benefits	(1,774)	(1,791)	0	(67)	(12,542)	(12,299)	(213)	(108)
Contract terminations	(6,300)	(6,321)	(287)	(158)	(33,632)	(38,700)	(4,101)	(2,666)
Contract maintenance charges	(18)	(21)	0	0	(140)	(161)	0	0
Other transfers (to) from FILI, net	(12)	(48)	0	3	158	44	12	17
Net increase (decrease) in net assets from contract transactions	(14,744)	(31,046)	11,571	1,423	(175,776)	(168,040)	54,796	91,006
Total increase (decrease) in net assets	4,379	(27,575)	13,519	1,756	(77,148)	(79,799)	79,920	100,944
Net Assets:
Beginning of period	96,768	124,343	5,960	4,204	742,899	822,698	147,969	47,025
End of period	$ 101,147	$ 96,768	$ 19,479	$ 5,960	$ 665,751	$ 742,899	$ 227,889	$ 147,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities (b)		VIP - Utilities Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 126	$ (239)	$ 299	$ 7	$ 621	$ 441	$ 504	$ 152
Net realized gain (loss) on investments	13,306	22,098	5,166	1,410	11,062	7,274	2,609	1,301
Unrealized appreciation (depreciation)	(8,658)	(5,633)	(5,412)	1,233	(736)	2,161	489	(37)
Net increase (decrease) in net assets from operations	4,774	16,226	53	2,650	10,947	9,876	3,602	1,416
Contract Transactions:
Payments received from contract owners	850	878	6,309	3,993	1,022	473	3,923	396
Transfers between sub-accounts and the fixed account, net	(1,229)	(26,151)	21,247	17,711	(2,304)	28,077	10,527	13,227
Contract benefits	(2,208)	(2,284)	(30)	(104)	(1,199)	(734)	0	(12)
Contract terminations	(6,332)	(6,344)	(1,346)	(377)	(4,037)	(1,631)	(894)	(114)
Contract maintenance charges	(23)	(20)	0	0	(57)	(26)	(22)	(3)
Other transfers (to) from FILI, net	47	56	3	2	40	28	1	0
Net increase (decrease) in net assets from contract transactions	(8,895)	(33,865)	26,183	21,225	(6,535)	26,187	13,535	13,494
Total increase (decrease) in net assets	(4,121)	(17,639)	26,236	23,875	4,412	36,063	17,137	14,910
Net Assets:
Beginning of period	109,755	127,394	29,662	5,787	66,381	30,318	15,957	1,047
End of period	$ 105,634	$ 109,755	$ 55,898	$ 29,662	$ 70,793	$ 66,381	$ 33,094	$ 15,957
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy (b)		VIP - Energy Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (451)	$ (557)	$ (54)	$ (26)	$ (1,478)	$ (802)	$ 9	$ 229
Net realized gain (loss) on investments	5,247	7,482	1,601	572	29,154	89,521	5,640	7,016
Unrealized appreciation (depreciation)	936	(2,918)	249	(322)	68,011	(51,346)	21,601	(4,645)
Net increase (decrease) in net assets from operations	5,732	4,007	1,796	224	95,687	37,373	27,250	2,600
Contract Transactions:
Payments received from contract owners	478	831	1,636	1,654	1,653	4,137	5,725	6,430
Transfers between sub-accounts and the fixed account, net	3,624	(14,659)	13,485	8,039	(13,891)	(75,575)	38,283	25,524
Contract benefits	(759)	(849)	(6)	(14)	(3,507)	(4,230)	(46)	(287)
Contract terminations	(2,408)	(2,811)	(585)	(219)	(11,117)	(14,744)	(1,738)	(1,429)
Contract maintenance charges	(42)	(54)	(15)	(5)	(125)	(224)	(30)	(25)
Other transfers (to) from FILI, net	21	19	8	2	139	212	9	14
Net increase (decrease) in net assets from contract transactions	914	(17,523)	14,523	9,457	(26,848)	(90,424)	42,203	30,227
Total increase (decrease) in net assets	6,646	(13,516)	16,319	9,681	68,839	(53,051)	69,453	32,827
Net Assets:
Beginning of period	58,180	71,696	15,161	5,480	252,323	305,374	48,591	15,764
End of period	$ 64,826	$ 58,180	$ 31,480	$ 15,161	$ 321,162	$ 252,323	$ 118,044	$ 48,591

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (158)	$ (611)	$ 20	$ (23)	$ 534	$ 106	$ 256	$ 17
Net realized gain (loss) on investments	7,265	9,664	1,272	175	5,703	2,883	993	161
Unrealized appreciation (depreciation)	(2,269)	(5,873)	402	562	(9,245)	1,352	(2,613)	761
Net increase (decrease) in net assets from operations	4,838	3,180	1,694	714	(3,008)	4,341	(1,364)	939
Contract Transactions:
Payments received from contract owners	654	801	1,633	1,620	387	298	992	1,172
Transfers between sub-accounts and the fixed account, net	(15,404)	(46,686)	4,573	5,911	(14,266)	8,134	(1,937)	8,000
Contract benefits	(849)	(985)	(16)	(14)	(361)	(523)	(3)	0
Contract terminations	(2,477)	(3,504)	(303)	(184)	(1,830)	(987)	(113)	(49)
Contract maintenance charges	(24)	(35)	(5)	(10)	(21)	(21)	(5)	(3)
Other transfers (to) from FILI, net	23	11	1	5	4	3	0	6
Net increase (decrease) in net assets from contract transactions	(18,077)	(50,398)	5,883	7,328	(16,087)	6,904	(1,066)	9,126
Total increase (decrease) in net assets	(13,239)	(47,218)	7,577	8,042	(19,095)	11,245	(2,430)	10,065
Net Assets:
Beginning of period	62,099	109,317	15,018	6,976	40,436	29,191	11,954	1,889
End of period	$ 48,860	$ 62,099	$ 22,595	$ 15,018	$ 21,341	$ 40,436	$ 9,524	$ 11,954
(In thousands)	Subaccounts Investing In:
	VIP - Industrials (b)		VIP - Industrials Investor Class (b)		VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (109)	$ 15	$ 71	$ 81	$ (39)	$ (9)	$ (3)	$ 13
Net realized gain (loss) on investments	6,017	9,294	2,882	1,519	1,100	574	409	41
Unrealized appreciation (depreciation)	77	(4,086)	(803)	(1,019)	(1,183)	139	(597)	110
Net increase (decrease) in net assets from operations	5,985	5,223	2,150	581	(122)	704	(191)	164
Contract Transactions:
Payments received from contract owners	355	575	1,512	1,539	106	45	457	336
Transfers between sub-accounts and the fixed account, net	(5,100)	(3,476)	8,280	8,054	(5,485)	3,007	(2,248)	3,361
Contract benefits	(632)	(729)	(10)	0	(84)	(112)	(8)	0
Contract terminations	(1,580)	(1,868)	(227)	(151)	(477)	(178)	(28)	(3)
Contract maintenance charges	(20)	(33)	(6)	(4)	(11)	(9)	(4)	0
Other transfers (to) from FILI, net	11	17	4	(3)	2	12	(1)	1
Net increase (decrease) in net assets from contract transactions	(6,966)	(5,514)	9,553	9,435	(5,949)	2,765	(1,832)	3,695
Total increase (decrease) in net assets	(981)	(291)	11,703	10,016	(6,071)	3,469	(2,023)	3,859
Net Assets:
Beginning of period	41,526	41,817	11,811	1,795	9,189	5,720	4,073	214
End of period	$ 40,545	$ 41,526	$ 23,514	$ 11,811	$ 3,118	$ 9,189	$ 2,050	$ 4,073

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 93	$ 1,216	$ 430	$ 509	$ 3,967	$ 3,898	$ 9,132	$ 3,878
Net realized gain (loss) on investments	38,670	24,037	8,474	3,456	2,526	2,401	2,654	262
Unrealized appreciation (depreciation)	(57,767)	18,036	(17,341)	2,458	(1,593)	1,379	(3,526)	266
Net increase (decrease) in net assets from operations	(19,004)	43,289	(8,437)	6,423	4,900	7,678	8,260	4,406
Contract Transactions:
Payments received from contract owners	1,444	1,994	6,391	4,505	2,427	2,236	48,167	25,678
Transfers between sub-accounts and the fixed account, net	(95,550)	16,090	(11,661)	26,780	(3,412)	(12,147)	63,151	44,381
Contract benefits	(2,000)	(2,197)	(36)	0	(2,124)	(1,978)	(107)	(340)
Contract terminations	(7,808)	(6,225)	(967)	(512)	(6,675)	(6,527)	(3,693)	(1,942)
Contract maintenance charges	(29)	(31)	0	0	(14)	(16)	0	0
Other transfers (to) from FILI, net	(107)	83	0	(5)	(19)	18	(2)	2
Net increase (decrease) in net assets from contract transactions	(104,050)	9,714	(6,273)	30,768	(9,817)	(18,414)	107,516	67,779
Total increase (decrease) in net assets	(123,054)	53,003	(14,710)	37,191	(4,917)	(10,736)	115,776	72,185
Net Assets:
Beginning of period	181,265	128,262	44,046	6,855	110,417	121,153	93,727	21,542
End of period	$ 58,211	$ 181,265	$ 29,336	$ 44,046	$ 105,500	$ 110,417	$ 209,503	$ 93,727
(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth		VIP - Aggressive Growth Investor Class		VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (60)	$ (37)	$ (15)	$ (7)	$ 62	$ (2)	$ (60)
Net realized gain (loss) on investments	1,616	367	1,148	223	98	4,795	1,083
Unrealized appreciation (depreciation)	(972)	(88)	(568)	(44)	17	(4,637)	200
Net increase (decrease) in net assets from operations	584	242	565	172	177	156	1,223
Contract Transactions:
Payments received from contract owners	248	122	540	572	222	372	259
Transfers between sub-accounts and the fixed account, net	8,272	(399)	4,814	1,405	(8,699)	15,304	13,699
Contract benefits	(68)	(35)	(4)	0	(23)	(295)	(101)
Contract terminations	(370)	(204)	(146)	(77)	(246)	(1,015)	(403)
Contract maintenance charges	(1)	(1)	0	0	(2)	(15)	(10)
Other transfers (to) from FILI, net	3	3	4	0	0	20	21
Net increase (decrease) in net assets from contract transactions	8,084	(514)	5,208	1,900	(8,748)	14,371	13,465
Total increase (decrease) in net assets	8,668	(272)	5,773	2,072	(8,571)	14,527	14,688
Net Assets:
Beginning of period	4,473	4,745	3,353	1,281	8,571	14,688	0
End of period	$ 13,141	$ 4,473	$ 9,126	$ 3,353	$ 0	$ 29,215	$ 14,688

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation, Class R Investor Class		VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 130	$ 115	$ 76	$ 16	$ 375	$ 172	$ (53)	$ 43
Net realized gain (loss) on investments	5,828	1,053	5,602	2,334	4,573	812	2,594	521
Unrealized appreciation (depreciation)	(5,349)	1,123	(4,289)	2,410	(3,921)	1,139	(2,519)	711
Net increase (decrease) in net assets from operations	609	2,291	1,389	4,760	1,027	2,123	22	1,275
Contract Transactions:
Payments received from contract owners	3,505	4,837	224	247	2,875	2,667	629	267
Transfers between sub-accounts and the fixed account, net	9,208	6,351	(11,012)	1,958	7,278	17,806	3,753	4,686
Contract benefits	(56)	0	(561)	(474)	(72)	0	(283)	(173)
Contract terminations	(983)	(539)	(1,850)	(1,848)	(1,089)	(447)	(703)	(576)
Contract maintenance charges	(9)	(4)	(7)	(7)	0	0	(5)	(3)
Other transfers (to) from FILI, net	1	(5)	8	17	1	3	4	5
Net increase (decrease) in net assets from contract transactions	11,666	10,640	(13,198)	(107)	8,993	20,029	3,395	4,206
Total increase (decrease) in net assets	12,275	12,931	(11,809)	4,653	10,020	22,152	3,417	5,481
Net Assets:
Beginning of period	22,216	9,285	37,775	33,122	26,254	4,102	13,671	8,190
End of period	$ 34,491	$ 22,216	$ 25,966	$ 37,775	$ 36,274	$ 26,254	$ 17,088	$ 13,671
(In thousands)	Subaccounts Investing In:
	VIP - Value Investor Class		VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 112	$ 124	$ (42)	$ (105)	$ (11)	$ (8)	$ 238	$ 173
Net realized gain (loss) on investments	3,370	356	680	36	609	62	421	151
Unrealized appreciation (depreciation)	(3,935)	1,339	213	(408)	281	(105)	(233)	23
Net increase (decrease) in net assets from operations	(453)	1,819	851	(477)	879	(51)	426	347
Contract Transactions:
Payments received from contract owners	4,878	4,293	17	85	805	460	117	206
Transfers between sub-accounts and the fixed account, net	10,911	7,536	5,119	(12,881)	3,403	1,255	111	3,584
Contract benefits	0	(245)	(64)	(165)	0	0	(54)	(46)
Contract terminations	(586)	(525)	(429)	(822)	(243)	(80)	(386)	(994)
Contract maintenance charges	0	0	(1)	(3)	0	0	(1)	(2)
Other transfers (to) from FILI, net	1	1	3	1	(2)	0	6	3
Net increase (decrease) in net assets from contract transactions	15,204	11,060	4,645	(13,785)	3,963	1,635	(207)	2,751
Total increase (decrease) in net assets	14,751	12,879	5,496	(14,262)	4,842	1,584	219	3,098
Net Assets:
Beginning of period	19,714	6,835	4,876	19,138	3,652	2,068	7,614	4,516
End of period	$ 34,465	$ 19,714	$ 10,372	$ 4,876	$ 8,494	$ 3,652	$ 7,833	$ 7,614

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Income Investor Class		VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 766	$ (2)	$ 165	$ 128	$ 240	$ 3	$ 400	$ 192
Net realized gain (loss) on investments	362	94	624	226	415	74	1,197	330
Unrealized appreciation (depreciation)	(367)	395	(325)	164	(235)	228	(128)	795
Net increase (decrease) in net assets from operations	761	487	464	518	420	305	1,469	1,317
Contract Transactions:
Payments received from contract owners	3,292	3,008	38	49	1,175	1,470	519	274
Transfers between sub-accounts and the fixed account, net	5,868	4,723	1,727	2,137	1,750	757	4,649	8,031
Contract benefits	(1,039)	0	0	0	0	0	(5)	(1)
Contract terminations	(446)	(237)	(984)	(634)	(226)	(88)	(2,066)	(1,716)
Contract maintenance charges	0	0	(1)	(1)	0	0	(3)	(3)
Other transfers (to) from FILI, net	1	(1)	(3)	3	1	(1)	0	1
Net increase (decrease) in net assets from contract transactions	7,676	7,493	777	1,554	2,700	2,138	3,094	6,586
Total increase (decrease) in net assets	8,437	7,980	1,241	2,072	3,120	2,443	4,563	7,903
Net Assets:
Beginning of period	10,356	2,376	6,795	4,723	4,253	1,810	18,409	10,506
End of period	$ 18,793	$ 10,356	$ 8,036	$ 6,795	$ 7,373	$ 4,253	$ 22,972	$ 18,409
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2010 Investor Class		VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 1,515	$ (6)	$ 563	$ 96	$ 1,624	$ (27)	$ 330	$ 140
Net realized gain (loss) on investments	855	230	1,779	424	1,188	132	1,468	620
Unrealized appreciation (depreciation)	514	1,697	(492)	1,057	996	2,553	(36)	899
Net increase (decrease) in net assets from operations	2,884	1,921	1,850	1,577	3,808	2,658	1,762	1,659
Contract Transactions:
Payments received from contract owners	7,728	6,130	767	615	9,021	9,221	895	449
Transfers between sub-accounts and the fixed account, net	14,615	11,628	7,105	7,031	8,230	18,835	4,838	3,241
Contract benefits	0	0	(8)	(17)	0	(32)	(35)	(9)
Contract terminations	(1,659)	(623)	(1,038)	(841)	(2,016)	(769)	(1,063)	(939)
Contract maintenance charges	0	0	(6)	(4)	0	0	(5)	(3)
Other transfers (to) from FILI, net	1	0	1	0	0	14	0	(3)
Net increase (decrease) in net assets from contract transactions	20,685	17,135	6,821	6,784	15,235	27,269	4,630	2,736
Total increase (decrease) in net assets	23,569	19,056	8,671	8,361	19,043	29,927	6,392	4,395
Net Assets:
Beginning of period	28,808	9,752	19,429	11,068	36,647	6,720	17,907	13,512
End of period	$ 52,377	$ 28,808	$ 28,100	$ 19,429	$ 55,690	$ 36,647	$ 24,299	$ 17,907

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020 Investor Class		VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 1,853	$ (2)	$ 167	$ 58	$ 635	$ (6)	$ 239	$ 102
Net realized gain (loss) on investments	1,551	163	591	417	476	60	1,479	398
Unrealized appreciation (depreciation)	1,621	3,009	(111)	163	558	1,001	(377)	567
Net increase (decrease) in net assets from operations	5,025	3,170	647	638	1,669	1,055	1,341	1,067
Contract Transactions:
Payments received from contract owners	11,505	10,708	439	323	3,813	3,279	416	594
Transfers between sub-accounts and the fixed account, net	10,106	19,322	4,818	1,751	7,475	7,210	4,770	3,475
Contract benefits	0	0	(1)	0	0	0	(3)	0
Contract terminations	(1,124)	(697)	(429)	(442)	(478)	(9)	(382)	(410)
Contract maintenance charges	0	0	(2)	(1)	0	0	(4)	(2)
Other transfers (to) from FILI, net	2	(4)	1	(1)	0	0	0	0
Net increase (decrease) in net assets from contract transactions	20,489	29,329	4,826	1,630	10,810	10,480	4,797	3,657
Total increase (decrease) in net assets	25,514	32,499	5,473	2,268	12,479	11,535	6,138	4,724
Net Assets:
Beginning of period	43,281	10,782	6,288	4,020	13,680	2,145	11,893	7,169
End of period	$ 68,795	$ 43,281	$ 11,761	$ 6,288	$ 26,159	$ 13,680	$ 18,031	$ 11,893
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2030 Investor Class		VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 469	$ 3	$ 197	$ 91	$ 380	$ 139	$ 165	$ 65
Net realized gain (loss) on investments	665	219	348	82	1,029	115	566	111
Unrealized appreciation (depreciation)	899	884	39	269	160	693	104	457
Net increase (decrease) in net assets from operations	2,033	1,106	584	442	1,569	947	835	633
Contract Transactions:
Payments received from contract owners	6,469	4,614	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	6,860	3,765	1,453	6,136	4,928	14,229	1,764	5,437
Contract benefits	0	0	(485)	(249)	(1,112)	(475)	(484)	(278)
Contract terminations	(387)	(530)	(479)	(760)	(585)	(171)	0	(56)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	(23)	(6)	14	5	44	9	7	3
Net increase (decrease) in net assets from contract transactions	12,919	7,843	503	5,132	3,275	13,592	1,287	5,106
Total increase (decrease) in net assets	14,952	8,949	1,087	5,574	4,844	14,539	2,122	5,739
Net Assets:
Beginning of period	13,534	4,585	7,445	1,871	15,855	1,316	7,638	1,899
End of period	$ 28,486	$ 13,534	$ 8,532	$ 7,445	$ 20,699	$ 15,855	$ 9,760	$ 7,638

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap (a)		VIP - Disciplined Small Cap Investor Class (a)		VIP - FundsManager 20% (a)		VIP - FundsManager 50% (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (41)	$ (7)	$ 39	$ 4	$ 2,474	$ 262	$ 5,923	$ 1,208
Net realized gain (loss) on investments	679	37	581	43	2,085	229	13,616	1,311
Unrealized appreciation (depreciation)	(862)	318	(1,500)	523	(1,513)	145	(7,765)	3,752
Net increase (decrease) in net assets from operations	(224)	348	(880)	570	3,046	636	11,774	6,271
Contract Transactions:
Payments received from contract owners	191	133	3,380	1,735	29,025	9,344	65,151	27,995
Transfers between sub-accounts and the fixed account, net	1,514	7,772	6,999	7,201	53,421	11,684	132,409	91,683
Contract benefits	(113)	(18)	(49)	0	(120)	(30)	(1,858)	(292)
Contract terminations	(227)	(6)	(444)	(8)	(3,274)	(341)	(10,002)	(1,211)
Contract maintenance charges	(2)	0	0	0	(3)	0	(8)	(2)
Other transfers (to) from FILI, net	5	4	0	0	14	3	(78)	33
Net increase (decrease) in net assets from contract transactions	1,368	7,885	9,886	8,928	79,063	20,660	185,614	118,206
Total increase (decrease) in net assets	1,144	8,233	9,006	9,498	82,109	21,296	197,388	124,477
Net Assets:
Beginning of period	8,233	0	9,498	0	21,296	0	124,477	0
End of period	$ 9,377	$ 8,233	$ 18,504	$ 9,498	$ 103,405	$ 21,296	$ 321,865	$ 124,477
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60% (a)	VIP - FundsManager 70% (a)		VIP - FundsManager 85% (a)		VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)
	12/31/07	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/07
Operations:
Net investment income (loss)	$ 390	$ 5,014	$ 1,301	$ 1,204	$ 370	$ 7	$ 10
Net realized gain (loss) on investments	581	22,491	1,839	11,238	937	48	25
Unrealized appreciation (depreciation)	(1,652)	(11,997)	6,391	(5,536)	2,769	185	134
Net increase (decrease) in net assets from operations	(681)	15,508	9,531	6,906	4,076	240	169
Contract Transactions:
Payments received from contract owners	(1,233)	73,520	31,348	26,407	8,367	14	208
Transfers between sub-accounts and the fixed account, net	105,123	154,538	117,714	62,271	49,899	4,637	3,359
Contract benefits	0	(2,494)	(449)	(1,143)	(217)	(5)	0
Contract terminations	(274)	(10,589)	(1,015)	(3,356)	(355)	(1)	(9)
Contract maintenance charges	0	(15)	(2)	(8)	(1)	(1)	0
Other transfers (to) from FILI, net	(9)	91	51	65	49	2	(1)
Net increase (decrease) in net assets from contract transactions	103,607	215,051	147,647	84,236	57,742	4,646	3,557
Total increase (decrease) in net assets	102,926	230,559	157,178	91,142	61,818	4,886	3,726
Net Assets:
Beginning of period	0	157,178	0	61,818	0	0	0
End of period	$ 102,926	$ 387,737	$ 157,178	$ 152,960	$ 61,818	$ 4,886	$ 3,726

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Materials (a)	VIP - Materials Investor Class (a)	VIP - Telecommunications (a)	VIP - Telecommunications Investor Class (a)	UIF - Emerging Markets Equity
	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 33	$ 34	$ (5)	$ 5	$ (1,062)	$ (211)
Net realized gain (loss) on investments	204	97	0	149	77,637	38,583
Unrealized appreciation (depreciation)	345	158	(241)	(310)	35,435	33,056
Net increase (decrease) in net assets from operations	582	289	(246)	(156)	112,010	71,428
Contract Transactions:
Payments received from contract owners	34	543	28	123	8,846	3,874
Transfers between sub-accounts and the fixed account, net	9,910	6,556	1,669	1,795	68,360	15,310
Contract benefits	(29)	0	(10)	0	(4,052)	(2,841)
Contract terminations	(82)	(45)	(31)	(34)	(12,215)	(8,790)
Contract maintenance charges	(8)	(8)	(3)	(2)	(62)	(48)
Other transfers (to) from FILI, net	9	0	(4)	1	170	127
Net increase (decrease) in net assets from contract transactions	9,834	7,046	1,649	1,883	61,047	7,632
Total increase (decrease) in net assets	10,416	7,335	1,403	1,727	173,057	79,060
Net Assets:
Beginning of period	0	0	0	0	291,299	212,239
End of period	$ 10,416	$ 7,335	$ 1,403	$ 1,727	$ 464,356	$ 291,299
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 3,447	$ 3,960	$ 715	$ 398	$ 1,054	$ (600)
Net realized gain (loss) on investments	2,220	2,760	9,047	4,314	22,611	10,964
Unrealized appreciation (depreciation)	(2,803)	(1,880)	(6,209)	5,343	(8,127)	8,661
Net increase (decrease) in net assets from operations	2,864	4,840	3,553	10,055	15,538	19,025
Contract Transactions:
Payments received from contract owners	3,639	1,559	1,736	1,134	5,099	2,357
Transfers between sub-accounts and the fixed account, net	(3,035)	(12,224)	(4,920)	2,498	151	21,910
Contract benefits	(611)	(653)	(899)	(809)	(1,752)	(1,130)
Contract terminations	(1,809)	(2,875)	(2,882)	(2,883)	(5,002)	(3,852)
Contract maintenance charges	(8)	(10)	(8)	(8)	(13)	(10)
Other transfers (to) from FILI, net	(22)	19	(17)	(1)	(7)	26
Net increase (decrease) in net assets from contract transactions	(1,846)	(14,184)	(6,990)	(69)	(1,524)	19,301
Total increase (decrease) in net assets	1,018	(9,344)	(3,437)	9,986	14,014	38,326
Net Assets:
Beginning of period	52,592	61,936	63,338	53,352	112,108	73,782
End of period	$ 53,610	$ 52,592	$ 59,901	$ 63,338	$ 126,122	$ 112,108

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II		OMIF - Small Cap		OMIF - Select Value
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (121)	$ (164)	$ (753)	$ (798)	$ 105	$ 223
Net realized gain (loss) on investments	(6,243)	(7,943)	15,683	4,204	115	(1,626)
Unrealized appreciation (depreciation)	9,952	9,365	(9,453)	10,552	1,361	9,028
Net increase (decrease) in net assets from operations	3,588	1,258	5,477	13,958	1,581	7,625
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(3,488)	(3,463)	(12,066)	(20,483)	(3,512)	(6,271)
Contract benefits	(209)	(207)	(1,592)	(1,609)	(766)	(804)
Contract terminations	(1,088)	(1,278)	(4,260)	(5,527)	(1,596)	(2,449)
Contract maintenance charges	(6)	(7)	(17)	(19)	(7)	(8)
Other transfers (to) from FILI, net	(20)	2	(164)	(6)	1	(12)
Net increase (decrease) in net assets from contract transactions	(4,811)	(4,953)	(18,099)	(27,644)	(5,880)	(9,544)
Total increase (decrease) in net assets	(1,223)	(3,695)	(12,622)	(13,686)	(4,299)	(1,919)
Net Assets:
Beginning of period	18,344	22,039	92,094	105,780	35,155	37,074
End of period	$ 17,121	$ 18,344	$ 79,472	$ 92,094	$ 30,856	$ 35,155
(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth		WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (436)	$ (520)	$ (473)	$ (538)	$ (421)	$ (442)	$ (98)	$ (371)
Net realized gain (loss) on investments	(264,782)	(321,766)	(31,582)	(40,747)	(6,224)	(9,573)	5,423	5,205
Unrealized appreciation (depreciation)	280,032	324,560	43,759	45,962	16,457	16,962	(2,845)	(87)
Net increase (decrease) in net assets from operations	14,814	2,274	11,704	4,677	9,812	6,947	2,480	4,747
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(13,599)	(15,710)	(10,642)	(11,456)	(8,081)	(8,600)	(6,197)	(7,835)
Contract benefits	(441)	(520)	(537)	(801)	(885)	(642)	(809)	(663)
Contract terminations	(2,785)	(4,112)	(3,548)	(4,708)	(3,288)	(3,442)	(2,027)	(2,556)
Contract maintenance charges	(36)	(43)	(20)	(24)	(14)	(16)	(8)	(10)
Other transfers (to) from FILI, net	(15)	4	(32)	(20)	(39)	(10)	3	0
Net increase (decrease) in net assets from contract transactions	(16,876)	(20,381)	(14,779)	(17,009)	(12,307)	(12,710)	(9,038)	(11,064)
Total increase (decrease) in net assets	(2,062)	(18,107)	(3,075)	(12,332)	(2,495)	(5,763)	(6,558)	(6,317)
Net Assets:
Beginning of period	56,780	74,887	60,664	72,996	50,773	56,536	41,927	48,244
End of period	$ 54,718	$ 56,780	$ 57,589	$ 60,664	$ 48,278	$ 50,773	$ 35,369	$ 41,927

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (277)	$ (426)	$ 57	$ 70	$ (172)	$ (273)
Net realized gain (loss) on investments	(9,848)	(12,558)	1,262	1,092	(150)	2,475
Unrealized appreciation (depreciation)	10,007	13,951	2,559	2,903	(142)	489
Net increase (decrease) in net assets from operations	(118)	967	3,878	4,065	(464)	2,691
Contract Transactions:
Payments received from contract owners	249	454	169	276	170	463
Transfers between sub-accounts and the fixed account, net	(10,707)	(12,807)	(4,007)	1,400	(8,237)	(8,923)
Contract benefits	(514)	(659)	(280)	(194)	(271)	(641)
Contract terminations	(2,072)	(3,010)	(1,102)	(1,629)	(1,232)	(1,270)
Contract maintenance charges	(7)	(10)	(6)	(6)	(4)	(7)
Other transfers (to) from FILI, net	(10)	(16)	5	(9)	3	(21)
Net increase (decrease) in net assets from contract transactions	(13,061)	(16,048)	(5,221)	(162)	(9,571)	(10,399)
Total increase (decrease) in net assets	(13,179)	(15,081)	(1,343)	3,903	(10,035)	(7,708)
Net Assets:
Beginning of period	40,250	55,331	27,899	23,996	25,066	32,774
End of period	$ 27,071	$ 40,250	$ 26,556	$ 27,899	$ 15,031	$ 25,066
(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets (a)		SAI - Mid Cap Value (a)	SAI - Mid Cap Value Investor Class (a)	SAI - Small Cap Blend (a)	SAI - Small Cap Blend Investor Class (a)
	12/31/07	12/31/06	12/31/07	12/31/07	12/31/07	12/31/07
Operations:
Net investment income (loss)	$ 1,309	$ (4)	$ 1	$ 7	$ (2)	$ 0
Net realized gain (loss) on investments	23,379	711	(8)	13	5	27
Unrealized appreciation (depreciation)	(2,137)	2,997	(61)	(121)	(98)	(213)
Net increase (decrease) in net assets from operations	22,551	3,704	(68)	(101)	(95)	(186)
Contract Transactions:
Payments received from contract owners	6,978	2,893	2	352	3	610
Transfers between sub-accounts and the fixed account, net	67,747	32,209	713	1,275	1,002	2,302
Contract benefits	(471)	(155)	(1)	0	(1)	0
Contract terminations	(2,258)	(141)	(17)	(2)	0	(6)
Contract maintenance charges	(13)	(1)	0	0	0	0
Other transfers (to) from FILI, net	64	15	1	(2)	(1)	4
Net increase (decrease) in net assets from contract transactions	72,047	34,820	698	1,623	1,003	2,910
Total increase (decrease) in net assets	94,598	38,524	630	1,522	908	2,724
Net Assets:
Beginning of period	38,524	0	0	0	0	0
End of period	$ 133,122	$ 38,524	$ 630	$ 1,522	$ 908	$ 2,724

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. Prior to October 1, 2007, FILI was a wholly owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. The Fidelity Growth and Guaranteed Income variable annuity contracts, which offer a guaranteed minimum withdrawal benefit, began funding the Account in 2007. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
Fidelity Strategic Advisers, Inc. ("SAI")

During 2007, the Fidelity Strategic Advisers funds were added as a fund group. In addition, the following Underlying Funds were added:

VIP - FundsManager 60%
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
SAI - Mid Cap Value
SAI - Mid Cap Value Investor Class
SAI - Small Cap Blend
SAI - Small Cap Blend Investor Class

All the underlying funds, with the exception of the VIP - FundsManager 60% fund, commenced operations on May 1, 2007. The VIP -
FundsManager 60% fund commenced operations on September 4, 2007.

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

1. Organization - continued

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund. This transfer effectively closed the initial share class of the VIP - International Capital Appreciation Fund so no contractholder activity has been reported subsequent to the transfer. The investment objectives and strategies of the two funds are substantially the same.

The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. As of December 31, 2007, the net assets and units of Fidelity Retirement Reserve contracts that have been reported with Fidelity Income Advantage were $125,379,000 and 4,429,000, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Statements of Assets and Liabilities and the Statements of Operations and of Changes in Net Assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Future Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Account is currently assessing the impact SFAS No. 157 will have on its financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%	0.85%-1.00%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2007 were 0.10% to 0.82% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2007:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 345,675	$ 309,277
VIP - Money Market Investor Class	823,052	196,005
VIP - High Income	26,029	65,688
VIP - High Income Investor Class	68,192	46,139
VIP - Equity-Income	101,755	210,762
VIP - Equity-Income Investor Class	89,531	22,638
VIP - Growth	22,641	156,312
VIP - Growth Investor Class	61,176	3,821
VIP - Overseas	22,039	43,617
VIP - Overseas, Class R	42,067	16,267
VIP - Overseas, Class R Investor Class	83,027	4,390
VIP - Investment Grade Bond	32,596	98,648
VIP - Investment Grade Bond Investor Class	72,177	7,008
VIP - Asset Manager	43,173	71,352
VIP - Asset Manager Investor Class	18,739	3,609
VIP - Index 500	129,291	128,919
VIP - Asset Manager: Growth	7,467	28,325
VIP - Asset Manager: Growth Investor Class	9,697	2,503
VIP - Contrafund	411,936	194,716
VIP - Contrafund Investor Class	248,142	8,859
VIP - Balanced	27,383	28,411
VIP - Balanced Investor Class	289,228	2,986
VIP - Dynamic Capital Appreciation	12,063	21,279
VIP - Dynamic Capital Appreciation Investor Class	17,162	5,922
VIP - Growth & Income	15,651	44,156
VIP - Growth & Income Investor Class	14,628	1,858
VIP - Growth Opportunities	8,601	24,031
VIP - Growth Opportunities Investor Class	15,009	2,930
VIP - Mid Cap	78,588	107,465
VIP - Mid Cap Investor Class	81,084	9,916
VIP - Value Strategies	50,718	46,182
VIP - Value Strategies Investor Class	50,786	19,139
VIP - Utilities	54,777	49,625
VIP - Utilities Investor Class	33,124	16,477
VIP - Technology	31,922	26,212
VIP - Technology Investor Class	26,448	10,379
VIP - Energy	56,517	55,692
VIP - Energy Investor Class	60,146	12,295
VIP - Health Care	7,816	18,786
VIP - Health Care Investor Class	11,708	4,533
VIP - Financial Services	11,488	21,337
VIP - Financial Services Investor Class	7,066	6,884
VIP - Industrials	13,054	14,112
VIP - Industrials Investor Class	15,898	3,392
VIP - Consumer Discretionary	2,926	7,812
VIP - Consumer Discretionary Investor Class	2,704	4,129
VIP - Real Estate	38,790	104,077
VIP - Real Estate Investor Class	29,355	26,724

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 23,112	$ 26,440
VIP - Strategic Income Investor Class	124,316	5,014
VIP - Aggressive Growth	14,131	4,491
VIP - Aggressive Growth Investor Class	9,439	3,097
VIP - International Capital Appreciation, Class R	25,338	6,175
VIP - International Capital Appreciation, Class R Investor Class	23,312	5,688
VIP - Value Leaders	8,790	16,311
VIP - Value Leaders Investor Class	24,278	10,337
VIP - Value	16,135	10,199
VIP - Value Investor Class	25,921	7,236
VIP - Growth Stock	7,938	2,654
VIP - Growth Stock Investor Class	7,581	3,020
VIP - Freedom Income	6,305	5,852
VIP - Freedom Income Investor Class	13,631	4,827
VIP - Freedom 2005	5,103	3,536
VIP - Freedom 2005 Investor Class	6,240	2,885
VIP - Freedom 2010	9,203	4,513
VIP - Freedom 2010 Investor Class	27,007	3,952
VIP - Freedom 2015	14,374	5,210
VIP - Freedom 2015 Investor Class	21,867	3,820
VIP - Freedom 2020	10,176	3,747
VIP - Freedom 2020 Investor Class	27,755	3,863
VIP - Freedom 2025	7,153	1,570
VIP - Freedom 2025 Investor Class	13,038	1,116
VIP - Freedom 2030	10,302	3,787
VIP - Freedom 2030 Investor Class	15,817	1,763
VIP - Freedom Lifetime Income I	2,255	1,207
VIP - Freedom Lifetime Income II	6,474	1,790
VIP - Freedom Lifetime Income III	2,455	437
VIP - Disciplined Small Cap	8,199	6,194
VIP - Disciplined Small Cap Investor Class	14,223	3,717
VIP - FundsManager 20%	94,183	10,561
VIP - FundsManager 50%	218,713	13,561
VIP - FundsManager 60% (a)	105,107	529
VIP - FundsManager 70%	266,813	24,266
VIP - FundsManager 85%	115,174	18,496
VIP - Consumer Staples (a)	4,946	244
VIP - Consumer Staples Investor Class (a)	3,678	86
VIP - Materials (a)	11,518	1,447
VIP - Materials Investor Class (a)	8,871	1,694
VIP - Telecommunications (a)	4,271	2,627
VIP - Telecommunications Investor Class (a)	4,603	2,566
UIF - Emerging Markets Equity	204,678	67,060
UIF - Emerging Markets Debt	23,074	19,249
UIF - Global Value Equity	19,381	16,610
UIF - International Magnum	51,154	29,014
OMIF - Growth II	27	11,203
OMIF - Small Cap	11,041	14,209
OMIF - Select Value	410	6,072
OMIF - Columbus Circle Technology & Communications	12	282,106
OMIF - Large Cap Growth	9	46,843

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 16	$ 18,971
WFAF - Advantage VT Opportunity	5,752	9,467
CST - Small Cap Core I	381	23,567
CST - International Focus	5,197	9,098
CST - Global Small Cap Focus	1,071	10,964
Lazard - Retirement Emerging Markets	121,081	24,346
SAI - Mid Cap Value (a)	1,150	460
SAI - Mid Cap Value Investor Class (a)	2,276	633
SAI - Small Cap Blend (a)	1,540	534
SAI - Small Cap Blend Investor Class (a)	3,544	608

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2007:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	852,293	$ 852,293	$ 1.00
VIP - Money Market Investor Class	1,147,667	1,147,667	1.00
VIP - High Income	31,170	329,967	5.98
VIP - High Income Investor Class	12,914	83,809	5.96
VIP - Equity-Income	39,444	965,931	23.91
VIP - Equity-Income Investor Class	7,814	205,154	23.85
VIP - Growth	16,759	817,698	45.12
VIP - Growth Investor Class	2,897	109,890	45.00
VIP - Overseas	8,137	197,425	25.32
VIP - Overseas, Class R	5,849	123,347	25.27
VIP - Overseas, Class R Investor Class	6,996	158,903	25.26
VIP - Investment Grade Bond	34,232	453,696	12.76
VIP - Investment Grade Bond Investor Class	13,631	170,296	12.73
VIP - Asset Manager	26,586	437,853	16.57
VIP - Asset Manager Investor Class	2,544	39,393	16.53
VIP - Index 500	5,392	803,200	164.02
VIP - Asset Manager: Growth	9,374	152,061	15.51
VIP - Asset Manager: Growth Investor Class	942	13,378	15.46
VIP - Contrafund	57,862	1,499,639	27.90
VIP - Contrafund Investor Class	16,665	519,535	27.82
VIP - Balanced	12,718	192,785	15.83
VIP - Balanced Investor Class	23,069	361,966	15.77
VIP - Dynamic Capital Appreciation	4,350	41,008	9.13
VIP - Dynamic Capital Appreciation Investor Class	3,214	31,324	9.12
VIP - Growth & Income	12,298	198,090	17.01
VIP - Growth & Income Investor Class	1,681	26,566	16.96
VIP - Growth Opportunities	4,521	96,959	22.37
VIP - Growth Opportunities Investor Class	874	17,779	22.28
VIP - Mid Cap	18,411	510,320	36.16
VIP - Mid Cap Investor Class	6,318	214,772	36.07
VIP - Value Strategies	8,397	113,303	12.58
VIP - Value Strategies Investor Class	4,461	59,824	12.53
VIP - Utilities	5,409	68,833	13.09
VIP - Utilities Investor Class	2,536	32,690	13.05

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Technology	5,883	$ 62,956	$ 11.02
VIP - Technology Investor Class	2,870	31,414	10.97
VIP - Energy	12,096	249,119	26.55
VIP - Energy Investor Class	4,456	101,179	26.49
VIP - Health Care	3,601	43,122	13.57
VIP - Health Care Investor Class	1,670	21,528	13.53
VIP - Financial Services	1,845	24,955	11.57
VIP - Financial Services Investor Class	825	11,317	11.54
VIP - Industrials	2,810	41,794	14.43
VIP - Industrials Investor Class	1,635	25,385	14.38
VIP - Consumer Discretionary	291	3,819	10.72
VIP - Consumer Discretionary Investor Class	191	2,534	10.72
VIP - Real Estate	4,048	87,109	14.38
VIP - Real Estate Investor Class	2,046	44,471	14.34
VIP - Strategic Income	9,925	106,448	10.63
VIP - Strategic Income Investor Class	19,727	213,453	10.62
VIP - Aggressive Growth	1,302	14,206	10.09
VIP - Aggressive Growth Investor Class	908	9,760	10.05
VIP - International Capital Appreciation, Class R	2,553	33,023	11.44
VIP - International Capital Appreciation, Class R Investor Class	3,023	38,138	11.41
VIP - Value Leaders	1,869	26,771	13.89
VIP - Value Leaders Investor Class	2,615	38,988	13.87
VIP - Value	1,303	18,706	13.11
VIP - Value Investor Class	2,633	36,973	13.09
VIP - Growth Stock	733	10,104	14.15
VIP - Growth Stock Investor Class	602	8,275	14.10
VIP - Freedom Income	725	8,008	10.80
VIP - Freedom Income Investor Class	1,742	18,737	10.79
VIP - Freedom 2005	693	8,089	11.59
VIP - Freedom 2005 Investor Class	640	7,342	11.53
VIP - Freedom 2010	1,921	22,036	11.96
VIP - Freedom 2010 Investor Class	4,531	49,989	11.56
VIP - Freedom 2015	2,286	27,191	12.29
VIP - Freedom 2015 Investor Class	4,696	51,976	11.86
VIP - Freedom 2020	1,924	22,967	12.63
VIP - Freedom 2020 Investor Class	5,690	63,896	12.09
VIP - Freedom 2025	925	11,559	12.71
VIP - Freedom 2025 Investor Class	2,142	24,536	12.21
VIP - Freedom 2030	1,385	17,562	13.02
VIP - Freedom 2030 Investor Class	2,283	26,563	12.48
VIP - Freedom Lifetime Income I	761	8,223	11.21
VIP - Freedom Lifetime Income II	1,772	19,838	11.68
VIP - Freedom Lifetime Income III	820	9,150	11.90
VIP - Disciplined Small Cap	839	9,921	11.18
VIP - Disciplined Small Cap Investor Class	1,658	19,481	11.16
VIP - FundsManager 20%	9,876	104,773	10.47
VIP - FundsManager 50%	30,625	325,877	10.51
VIP - FundsManager 60%	10,012	104,578	10.28
VIP - FundsManager 70%	36,407	393,342	10.65
VIP - FundsManager 85%	14,202	155,726	10.77

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Consumer Staples	441	$ 4,701	$ 11.08
VIP - Consumer Staples Investor Class	337	3,592	11.07
VIP - Materials	936	10,071	11.13
VIP - Materials Investor Class	659	7,177	11.13
VIP - Telecommunications	150	1,644	9.36
VIP - Telecommunications Investor Class	185	2,037	9.35
UIF - Emerging Markets Equity	19,133	360,262	24.27
UIF - Emerging Markets Debt	6,285	56,272	8.53
UIF - Global Value Equity	3,639	55,751	16.46
UIF - International Magnum	8,698	116,883	14.50
OMIF - Growth II	1,110	37,338	15.42
OMIF - Small Cap	3,556	68,938	22.35
OMIF - Select Value	1,678	30,391	18.39
OMIF - Columbus Circle Technology & Communications	15,370	909,301	3.56
OMIF - Large Cap Growth	4,468	169,180	12.89
WFAF - Advantage VT Discovery	2,401	73,301	20.11
WFAF - Advantage VT Opportunity	1,605	43,170	22.03
CST - Small Cap Core I	1,750	57,090	15.47
CST - International Focus	1,675	27,442	15.85
CST - Global Small Cap Focus	1,068	22,564	14.08
Lazard - Retirement Emerging Markets	5,200	132,260	25.60
SAI - Mid Cap Value	68	690	9.23
SAI - Mid Cap Value Investor Class	165	1,643	9.23
SAI - Small Cap Blend	101	1,006	9.03
SAI - Small Cap Blend Investor Class	302	2,936	9.03

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Money Market
Units Issued	36,885	41,463	1,963	2,587
Units Redeemed	(36,694)	(40,837)	(2,116)	(2,529)
Net Increase (Decrease)	191	626	(153)	58
VIP - High Income
Units Issued	979	1,451	96	181
Units Redeemed	(2,346)	(3,178)	(374)	(420)
Net Increase (Decrease)	(1,367)	(1,727)	(278)	(239)
VIP - Equity-Income
Units Issued	872	1,625	86	187
Units Redeemed	(3,895)	(3,648)	(439)	(413)
Net Increase (Decrease)	(3,023)	(2,023)	(353)	(226)
VIP - Growth
Units Issued	755	551	108	58
Units Redeemed	(2,532)	(3,196)	(233)	(235)
Net Increase (Decrease)	(1,777)	(2,645)	(125)	(177)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Overseas
Units Issued	15	16	1	1
Units Redeemed	(1,013)	(1,007)	(53)	(79)
Net Increase (Decrease)	(998)	(991)	(52)	(78)
VIP - Overseas, Class R
Units Issued	3,365	5,223	426	569
Units Redeemed	(3,114)	(4,179)	(350)	(331)
Net Increase (Decrease)	251	1,044	76	238
VIP - Investment Grade Bond
Units Issued	1,810	1,833	156	235
Units Redeemed	(4,013)	(5,632)	(672)	(895)
Net Increase (Decrease)	(2,203)	(3,799)	(516)	(660)
VIP - Asset Manager
Units Issued	305	401	39	48
Units Redeemed	(1,877)	(2,639)	(293)	(404)
Net Increase (Decrease)	(1,572)	(2,238)	(254)	(356)
VIP - Index 500
Units Issued	1,503	1,905	121	167
Units Redeemed	(4,617)	(6,305)	(452)	(548)
Net Increase (Decrease)	(3,114)	(4,400)	(331)	(381)
VIP - Asset Manager: Growth
Units Issued	155	313	11	41
Units Redeemed	(1,035)	(1,688)	(156)	(249)
Net Increase (Decrease)	(880)	(1,375)	(145)	(208)
VIP - Contrafund
Units Issued	1,873	3,513	157	319
Units Redeemed	(7,992)	(10,842)	(670)	(903)
Net Increase (Decrease)	(6,119)	(7,329)	(513)	(584)
VIP - Balanced
Units Issued	1,823	2,110	229	288
Units Redeemed	(2,467)	(2,647)	(583)	(456)
Net Increase (Decrease)	(644)	(537)	(354)	(168)
VIP - Dynamic Capital Appreciation
Units Issued	947	3,298	58	354
Units Redeemed	(1,936)	(3,665)	(182)	(368)
Net Increase (Decrease)	(989)	(367)	(124)	(14)
VIP - Growth & Income
Units Issued	404	617	72	49
Units Redeemed	(2,112)	(2,752)	(418)	(477)
Net Increase (Decrease)	(1,708)	(2,135)	(346)	(428)
VIP - Growth Opportunities
Units Issued	1,059	637	184	138
Units Redeemed	(1,950)	(2,765)	(327)	(472)
Net Increase (Decrease)	(891)	(2,128)	(143)	(334)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Mid Cap
Units Issued	2,285	6,297	252	534
Units Redeemed	(9,130)	(13,805)	(953)	(1,244)
Net Increase (Decrease)	(6,845)	(7,508)	(701)	(710)
VIP - Value Strategies
Units Issued	3,522	1,225	407	175
Units Redeemed	(4,085)	(3,452)	(439)	(408)
Net Increase (Decrease)	(563)	(2,227)	(32)	(233)
VIP - Utilities (b)
Units Issued	5,159	3,994	659	596
Units Redeemed	(5,651)	(2,265)	(711)	(306)
Net Increase (Decrease)	(492)	1,729	(52)	290
VIP - Technology
Units Issued	3,047	3,994	376	394
Units Redeemed	(3,196)	(5,692)	(367)	(425)
Net Increase (Decrease)	(149)	(1,698)	9	(31)
VIP - Energy (b)
Units Issued	3,747	7,565	450	751
Units Redeemed	(5,097)	(11,814)	(480)	(1,122)
Net Increase (Decrease)	(1,350)	(4,249)	(30)	(371)
VIP - Health Care
Units Issued	815	2,196	78	207
Units Redeemed	(2,049)	(6,014)	(209)	(562)
Net Increase (Decrease)	(1,234)	(3,818)	(131)	(355)
VIP - Financial Services
Units Issued	1,041	1,588	84	288
Units Redeemed	(1,923)	(1,214)	(229)	(215)
Net Increase (Decrease)	(882)	374	(145)	73
VIP - Industrials (b)
Units Issued	738	1,540	119	185
Units Redeemed	(1,123)	(1,898)	(133)	(195)
Net Increase (Decrease)	(385)	(358)	(14)	(10)
VIP - Consumer Discretionary (b)
Units Issued	280	612	28	105
Units Redeemed	(668)	(447)	(103)	(45)
Net Increase (Decrease)	(388)	165	(75)	60
VIP - Real Estate
Units Issued	1,959	3,771	185	385
Units Redeemed	(6,221)	(3,535)	(777)	(296)
Net Increase (Decrease)	(4,262)	236	(592)	89
VIP - Strategic Income
Units Issued	3,035	3,711	328	526
Units Redeemed	(3,708)	(5,152)	(466)	(695)
Net Increase (Decrease)	(673)	(1,441)	(138)	(169)

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Aggressive Growth
Units Issued	1,019	664	176	87
Units Redeemed	(563)	(712)	(50)	(94)
Net Increase (Decrease)	456	(48)	126	(7)
VIP - International Capital Appreciation
Units Issued	0	1,190	0	207
Units Redeemed	0	(1,788)	0	(362)
Net Increase (Decrease)	0	(598)	0	(155)
VIP - International Capital Appreciation, Class R (a)
Units Issued	1,829	1,696	342	119
Units Redeemed	(1,034)	(655)	(106)	(24)
Net Increase (Decrease)	795	1,041	236	(95)
VIP - Value Leaders
Units Issued	936	2,078	107	216
Units Redeemed	(1,855)	(2,190)	(217)	(109)
Net Increase (Decrease)	(919)	(112)	(110)	107
VIP - Value
Units Issued	1,455	1,120	178	139
Units Redeemed	(1,224)	(807)	(144)	(93)
Net Increase (Decrease)	231	313	34	46
VIP - Growth Stock
Units Issued	612	612	68	70
Units Redeemed	(289)	(1,836)	(46)	(196)
Net Increase (Decrease)	323	(1,224)	22	(126)
VIP - Freedom Income
Units Issued	631	629	0	24
Units Redeemed	(644)	(393)	(3)	0
Net Increase (Decrease)	(13)	236	(3)	24
VIP - Freedom 2005
Units Issued	407	535	0	0
Units Redeemed	(349)	(390)	0	0
Net Increase (Decrease)	58	145	0	0
VIP - Freedom 2010
Units Issued	858	1,160	4	3
Units Redeemed	(610)	(555)	0	0
Net Increase (Decrease)	248	605	4	3
VIP - Freedom 2015
Units Issued	1,243	1,035	0	5
Units Redeemed	(689)	(422)	0	0
Net Increase (Decrease)	554	613	0	5

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Freedom 2020
Units Issued	861	867	0	3
Units Redeemed	(498)	(627)	(1)	0
Net Increase (Decrease)	363	240	(1)	3
VIP - Freedom 2025
Units Issued	551	461	0	1
Units Redeemed	(183)	(313)	0	0
Net Increase (Decrease)	368	148	0	1
VIP - Freedom 2030
Units Issued	794	646	0	0
Units Redeemed	(432)	(332)	0	0
Net Increase (Decrease)	362	314	0	0
VIP - Disciplined Small Cap (a)
Units Issued	934	868	81	125
Units Redeemed	(802)	(169)	(71)	(9)
Net Increase (Decrease)	132	699	10	116
VIP - Funds Manager 20% (a)
Units Issued	1,894	574	249	90
Units Redeemed	(665)	(138)	(172)	(39)
Net Increase (Decrease)	1,229	436	77	51
VIP - Funds Manager 50% (a)
Units Issued	3,113	3,162	1,608	1,548
Units Redeemed	(1,304)	(557)	(390)	(153)
Net Increase (Decrease)	1,809	2,605	1,218	1,395
VIP - Funds Manager 70% (a)
Units Issued	4,152	3,623	1,618	1,941
Units Redeemed	(2,380)	(458)	(138)	0
Net Increase (Decrease)	1,772	3,165	1,480	1,941
VIP - Funds Manager 85% (a)
Units Issued	2,482	2,095	1,095	627
Units Redeemed	(1,494)	(322)	(334)	(79)
Net Increase (Decrease)	988	1,773	761	548
VIP - Consumer Staples (a)
Units Issued	466	0	29	0
Units Redeemed	(54)	0	0	0
Net Increase (Decrease)	412	0	29	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Materials (a)
Units Issued	1,080	0	124	0
Units Redeemed	(250)	0	(39)	0
Net Increase (Decrease)	830	0	85	0
VIP - Telecommunications (a)
Units Issued	403	0	27	0
Units Redeemed	(276)	0	(12)	0
Net Increase (Decrease)	127	0	15	0
UIF - Emerging Markets Equity
Units Issued	4,992	7,027	496	679
Units Redeemed	(5,794)	(7,989)	(434)	(720)
Net Increase (Decrease)	(802)	(962)	62	(41)
UIF - Emerging Markets Debt
Units Issued	351	788	54	55
Units Redeemed	(933)	(1,654)	(83)	(193)
Net Increase (Decrease)	(582)	(866)	(29)	(138)
UIF - Global Value Equity
Units Issued	509	855	61	69
Units Redeemed	(1,106)	(1,278)	(124)	(119)
Net Increase (Decrease)	(597)	(423)	(63)	(50)
UIF - International Magnum
Units Issued	1,632	2,560	166	319
Units Redeemed	(2,655)	(2,687)	(341)	(235)
Net Increase (Decrease)	(1,023)	(127)	(175)	84
OMIF - Growth II
Units Issued	34	9	54	0
Units Redeemed	(397)	(431)	(83)	(34)
Net Increase (Decrease)	(363)	(422)	(29)	(34)
OMIF - Small Cap
Units Issued	3	15	0	2
Units Redeemed	(614)	(1,136)	(103)	(161)
Net Increase (Decrease)	(611)	(1,121)	(103)	(159)
OMIF - Select Value
Units Issued	0	17	1	0
Units Redeemed	(223)	(473)	(52)	(82)
Net Increase (Decrease)	(223)	(456)	(51)	(82)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
OMIF - Columbus Circle Technology & Communications (b)
Units Issued	28	24	2	1
Units Redeemed	(1,657)	(2,269)	(52)	(47)
Net Increase (Decrease)	(1,629)	(2,245)	(50)	(46)
OMIF - Large Cap Growth
Units Issued	0	22	2	0
Units Redeemed	(749)	(988)	(55)	(63)
Net Increase (Decrease)	(749)	(966)	(53)	(63)
WFAF - Advantage VT Discovery (b)
Units Issued	0	16	3	0
Units Redeemed	(574)	(745)	(65)	(55)
Net Increase (Decrease)	(574)	(729)	(62)	(55)
WFAF - Advantage VT Opportunity (b)
Units Issued	0	9	0	0
Units Redeemed	(359)	(515)	(40)	(47)
Net Increase (Decrease)	(359)	(506)	(40)	(47)
CST - Small Cap Core I (b)
Units Issued	118	1,313	5	181
Units Redeemed	(1,060)	(2,632)	(129)	(310)
Net Increase (Decrease)	(942)	(1,319)	(124)	(129)
CST - International Focus
Units Issued	511	1,349	49	156
Units Redeemed	(835)	(1,407)	(62)	(121)
Net Increase (Decrease)	(324)	(58)	(13)	35
CST - Global Small Cap Focus
Units Issued	156	1,153	32	132
Units Redeemed	(745)	(1,872)	(84)	(224)
Net Increase (Decrease)	(589)	(719)	(52)	(92)
Lazard - Retirement Emerging Markets (a)
Units Issued	5,380	2,386	514	263
Units Redeemed	(2,873)	(523)	(238)	0
Net Increase (Decrease)	2,507	1,863	276	263
SAI - Mid Cap Value (a)
Units Issued	123	0	2	0
Units Redeemed	(58)	0	0	0
Net Increase (Decrease)	65	0	2	0
SAI - Small Cap Blend (a)
Units Issued	159	0	3	0
Units Redeemed	(62)	0	0	0
Net Increase (Decrease)	97	0	3	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Money Market Investor Class
Units Issued	171,174	125,132	735	2,444
Units Redeemed	(120,696)	(87,527)	(776)	(2,563)
Net Increase (Decrease)	50,478	37,605	(41)	(119)
VIP - High Income Investor Class
Units Issued	7,034	5,531	0	0
Units Redeemed	(5,720)	(1,459)	0	0
Net Increase (Decrease)	1,314	4,072	0	0
VIP - Equity Income Investor Class
Units Issued	9,735	9,904	0	0
Units Redeemed	(6,147)	(1,480)	0	0
Net Increase (Decrease)	3,588	8,424	0	0
VIP - Growth Investor Class
Units Issued	6,077	4,316	0	0
Units Redeemed	(1,697)	(1,067)	0	0
Net Increase (Decrease)	4,380	3,249	0	0
VIP - Overseas, Class R Investor Class
Units Issued	6,868	6,433	0	0
Units Redeemed	(2,260)	(1,624)	0	0
Net Increase (Decrease)	4,608	4,809	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	8,954	9,012	0	0
Units Redeemed	(3,250)	(1,563)	0	0
Net Increase (Decrease)	5,704	7,449	0	0
VIP - Asset Manager Investor Class
Units Issued	1,580	1,744	0	0
Units Redeemed	(557)	(298)	0	0
Net Increase (Decrease)	1,023	1,446	0	0
VIP - Index 500
Units Issued	10,277	10,074	0	0
Units Redeemed	(4,137)	(2,550)	0	0
Net Increase (Decrease)	6,140	7,524	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	836	613	0	0
Units Redeemed	(299)	(129)	0	0
Net Increase (Decrease)	537	484	0	0
VIP - Contrafund Investor Class
Units Issued	16,412	20,601	0	0
Units Redeemed	(6,699)	(4,639)	0	0
Net Increase (Decrease)	9,713	15,962	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Balanced Investor Class
Units Issued	10,502	6,836	0	0
Units Redeemed	(2,370)	(1,210)	0	0
Net Increase (Decrease)	8,132	5,626	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	1,468	1,871	0	0
Units Redeemed	(921)	(853)	0	0
Net Increase (Decrease)	547	1,018	0	0
VIP - Growth & Income Investor Class
Units Issued	1,232	1,071	0	0
Units Redeemed	(338)	(251)	0	0
Net Increase (Decrease)	894	820	0	0
VIP - Growth Opportunities Investor Class
Units Issued	1,380	496	0	0
Units Redeemed	(492)	(358)	0	0
Net Increase (Decrease)	888	138	0	0
VIP - Mid Cap Investor Class
Units Issued	8,407	11,407	0	0
Units Redeemed	(4,244)	(3,468)	0	0
Net Increase (Decrease)	4,163	7,939	0	0
VIP - Value Strategies Investor Class
Units Issued	4,945	2,349	0	0
Units Redeemed	(2,975)	(420)	0	0
Net Increase (Decrease)	1,970	1,929	0	0
VIP - Utilities Investor Class (b)
Units Issued	3,061	1,253	0	0
Units Redeemed	(2,182)	(144)	0	0
Net Increase (Decrease)	879	1,109	0	0
VIP - Technology Investor Class
Units Issued	2,500	1,414	0	0
Units Redeemed	(1,447)	(618)	0	0
Net Increase (Decrease)	1,053	796	0	0
VIP - Energy Investor Class (b)
Units Issued	4,995	4,476	0	0
Units Redeemed	(2,436)	(2,097)	0	0
Net Increase (Decrease)	2,559	2,379	0	0
VIP - Health Care Investor Class
Units Issued	1,304	1,513	0	0
Units Redeemed	(797)	(819)	0	0
Net Increase (Decrease)	507	694	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Financial Services Investor Class
Units Issued	808	1,001	0	0
Units Redeemed	(881)	(213)	0	0
Net Increase (Decrease)	(73)	788	0	0
VIP - Industrials Investor Class (b)
Units Issued	1,189	1,155	0	0
Units Redeemed	(515)	(349)	0	0
Net Increase (Decrease)	674	806	0	0
VIP - Consumer Discretionary Investor Class (b)
Units Issued	256	404	0	0
Units Redeemed	(418)	(65)	0	0
Net Increase (Decrease)	(162)	339	0	0
VIP - Real Estate Investor Class
Units Issued	2,784	3,195	0	0
Units Redeemed	(3,364)	(756)	0	0
Net Increase (Decrease)	(580)	2,439	0	0
VIP - Strategic Income Investor Class
Units Issued	13,263	8,034	0	0
Units Redeemed	(3,569)	(1,537)	0	0
Net Increase (Decrease)	9,694	6,497	0	0
VIP - Aggressive Growth Investor Class
Units Issued	763	381	0	0
Units Redeemed	(365)	(204)	0	0
Net Increase (Decrease)	398	177	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	1,913	1,745	0	0
Units Redeemed	(1,042)	(797)	0	0
Net Increase (Decrease)	871	948	0	0
VIP - Value Leaders Investor Class
Units Issued	2,368	2,272	0	0
Units Redeemed	(1,652)	(469)	0	0
Net Increase (Decrease)	716	1,803	0	0
VIP - Value Investor Class
Units Issued	2,434	1,539	0	0
Units Redeemed	(1,228)	(525)	0	0
Net Increase (Decrease)	1,206	1,014	0	0
VIP - Growth Stock Investor Class
Units Issued	652	625	0	0
Units Redeemed	(334)	(474)	0	0
Net Increase (Decrease)	318	151	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Freedom Income Investor Class
Units Issued	1,246	957	0	0
Units Redeemed	(561)	(233)	0	0
Net Increase (Decrease)	685	724	0	0
VIP - Freedom 2005 Investor Class
Units Issued	529	392	0	0
Units Redeemed	(301)	(190)	0	0
Net Increase (Decrease)	228	202	0	0
VIP - Freedom 2010 Investor Class
Units Issued	2,404	2,310	0	0
Units Redeemed	(661)	(689)	0	0
Net Increase (Decrease)	1,743	1,621	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,893	2,831	0	0
Units Redeemed	(627)	(272)	0	0
Net Increase (Decrease)	1,266	2,559	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,267	3,019	0	0
Units Redeemed	(598)	(318)	0	0
Net Increase (Decrease)	1,669	2,701	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,063	1,021	0	0
Units Redeemed	(198)	(52)	0	0
Net Increase (Decrease)	865	969	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,341	989	0	0
Units Redeemed	(310)	(279)	0	0
Net Increase (Decrease)	1,031	710	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	157	605
Units Redeemed	0	0	(112)	(119)
Net Increase (Decrease)	0	0	45	486
VIP - Freedom Lifetime Income II
Units Issued	0	0	440	1,327
Units Redeemed	0	0	(167)	(69)
Net Increase (Decrease)	0	0	273	1,258
VIP - Freedom Lifetime Income III
Units Issued	0	0	143	506
Units Redeemed	0	0	(39)	(34)
Net Increase (Decrease)	0	0	104	472

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	1,682	1,106	0	0
Units Redeemed	(744)	(169)	0	0
Net Increase (Decrease)	938	937	0	0
VIP - FundsManager 20% (a)
Units Issued	7,423	1,800	0	0
Units Redeemed	(1,398)	(248)	0	0
Net Increase (Decrease)	6,025	1,552	0	0
VIP - FundsManager 50% (a)
Units Issued	17,342	8,164	0	0
Units Redeemed	(3,608)	(388)	0	0
Net Increase (Decrease)	13,734	7,776	0	0
VIP - FundsManager 70% (a)
Units Issued	19,208	10,151	0	0
Units Redeemed	(3,344)	(515)	0	0
Net Increase (Decrease)	15,864	9,636	0	0
VIP - FundsManager 85% (a)
Units Issued	7,576	3,651	0	0
Units Redeemed	(1,875)	(185)	0	0
Net Increase (Decrease)	5,701	3,466	0	0
VIP - Consumer Staples Investor Class (a)
Units Issued	356	0	0	0
Units Redeemed	(21)	0	0	0
Net Increase (Decrease)	335	0	0	0
VIP - Materials Investor Class (a)
Units Issued	910	0	0	0
Units Redeemed	(267)	0	0	0
Net Increase (Decrease)	643	0	0	0
VIP - Telecommunications Investor Class (a)
Units Issued	452	0	0	0
Units Redeemed	(278)	0	0	0
Net Increase (Decrease)	174	0	0	0
UIF - Emerging Markets Equity
Units Issued	8,170	2,870	0	0
Units Redeemed	(2,845)	(464)	0	0
Net Increase (Decrease)	5,325	2,406	0	0
UIF - Emerging Markets Debt
Units Issued	1,500	557	0	0
Units Redeemed	(485)	(28)	0	0
Net Increase (Decrease)	1,015	529	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
UIF - Global Value Equity
Units Issued	1,123	775	0	0
Units Redeemed	(650)	(73)	0	0
Net Increase (Decrease)	473	702	0	0
UIF - International Magnum
Units Issued	3,071	2,109	0	0
Units Redeemed	(1,525)	(175)	0	0
Net Increase (Decrease)	1,546	1,934	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	4,744	1,552	0	0
Units Redeemed	(1,934)	(182)	0	0
Net Increase (Decrease)	2,810	1,370	0	0
SAI - Mid Cap Value Investor Class (a)
Units Issued	237	0	0	0
Units Redeemed	(75)	0	0	0
Net Increase (Decrease)	162	0	0	0
SAI - Small Cap Blend Investor Class (a)
Units Issued	373	0	0	0
Units Redeemed	(76)	0	0	0
Net Increase (Decrease)	297	0	0	0
Fidelity Growth and Guaranteed Income
(in thousands)	2007
VIP - Money Market Investor Class
Units Issued	32,220
Units Redeemed	(28,119)
Net Increase (Decrease)	4,101
VIP - Balanced Investor Class
Units Issued	17,441
Units Redeemed	(69)
Net Increase (Decrease)	17,372
VIP - Funds Manager 60% (a)
Units Issued	10,192
Units Redeemed	(66)
Net Increase (Decrease)	10,126

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
VIP - Money Market Investor Class
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12% (c)
VIP - High Income
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
VIP - High Income Investor Class
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20% (c)
VIP - Equity-Income
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
VIP - Equity-Income Investor Class
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52% (c)
VIP - Growth
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
VIP - Growth Investor Class
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
VIP - Overseas, Class R
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (e)
VIP - Overseas, Class R Investor Class
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83% (c)
VIP - Investment Grade Bond
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
VIP - Investment Grade Bond Investor Class
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54% (c)
VIP - Asset Manager
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
VIP - Asset Manager Investor Class
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15% (c)
VIP - Index 500
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
VIP - Asset Manager: Growth Investor Class
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35% (c)
VIP - Contrafund
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
VIP - Contrafund Investor Class
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Balanced
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
VIP - Balanced Investor Class
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28% (c)
VIP - Dynamic Capital Appreciation
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (f)
VIP - Dynamic Capital Appreciation Investor Class
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
VIP - Growth & Income Investor Class
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96% (c)
VIP - Growth Opportunities
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
VIP - Growth Opportunities Investor Class
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28% (c)
VIP - Mid Cap
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
VIP - Mid Cap Investor Class
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Value Strategies
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (f)
VIP - Value Strategies Investor Class
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities (b)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
VIP - Utilities Investor Class (b)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26% (c)
VIP - Technology
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
VIP - Technology Investor Class
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84% (c)
VIP - Energy (b)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
VIP - Energy Investor Class (b)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23% (c)
VIP - Health Care
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
VIP - Health Care Investor Class
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
VIP - Financial Services Investor Class
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Industrials (b)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
VIP - Industrials Investor Class (b)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
VIP - Consumer Discretionary Investor Class (b)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%
VIP - Aggressive Growth
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation
2006	0	$ 0	$ 0	$ 0	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation, Class R (a)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,516	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2025
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
VIP - Disciplined Small Cap (a)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87%
VIP - Disciplined Small Cap Investor Class (a)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37%
VIP - FundsManager 20% (a)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01%
VIP - FundsManager 50% (a)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 60% (a)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%)
VIP - FundsManager 70% (a)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24%
VIP - FundsManager 85% (a)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45%
VIP - Consumer Staples (a)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72%
VIP - Consumer Staples Investor Class (a)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19%
VIP - Materials (a)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49%
VIP - Materials Investor Class (a)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00%
VIP - Telecommunications (a)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%)
VIP - Telecommunications Investor Class (a)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%)
UIF - Emerging Markets Equity
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
UIF - Emerging Markets Debt
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
UIF - Global Value Equity
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
UIF - International Magnum
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Growth II
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
OMIF - Small Cap
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
OMIF - Select Value
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
OMIF - Columbus Circle Technology & Communications (b)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
OMIF - Large Cap Growth
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
WFAF - Advantage VT Discovery (b)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
WFAF - Advantage VT Opportunity (b)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - Small Cap Core I (b)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
CST - International Focus
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
CST - Global Small Cap Focus
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
Lazard - Retirement Emerging Markets (a)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90%
SAI - Mid Cap Value (a)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%)
SAI - Mid Cap Value Investor Class (a)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%)
SAI - Small Cap Blend (a)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%)
SAI - Small Cap Blend Investor Class (a)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 4, 2008

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0208
1.xxxxxx.xxx

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B
The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2007.

Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2007 and 2006.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2007 and 2006.

Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007, 2006 and 2005.

Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007, 2006 and 2005.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007, 2006 and 2005.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3)(a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4)(a) Fidelity Freedom Lifetime Income, Nonparticipating Contract (Note 6)

(b) Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract (Note 6)

(5)(a) Application for the Variable Income Annuity (Note 5)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 7)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 7)

(15)Powers of Attorney

(a) Power of Attorney for Richard A. Spillane, Jr. (Note 2)

(b) Power of Attorney for Clare S. Richer (Note 3)

(c) Power of Attorney for Jon J. Skillman (Note 4)

(d) Power of Attorney for Roger T. Servison (Note 4)

(e) Power of Attorney for Miles Mei filed herein as Exhibit 14

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement filed on April 26, 2002.

(Note 3) Incorporated by reference from this Registration Statement's intial filing on January 12, 2005.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 1 to this Registration Statement filed on April 27, 2006.

(Note 5) Incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement filed on July 20, 2005.

(Note 6) Incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement filed on March 24, 2005.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement No. 33-24400 filed on April 26, 1996 on behalf of Fidelity Investments Variable Annuity Account I.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

DAVID L. MURPHY, Director

CLARE S. RICHER, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director and President

RICHARD A. SPILLANE, JR., Director

Executive Officers Who Are Not Directors

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
David A. Golino		Senior Vice President & Chief Financial Officer
Miles Mei		Treasurer
Robert J. Cummings		Senior Vice President, Client Services
David J. Pearlman		Vice President, Senior Legal Counsel, and
Secretary
Jeffrey K. Cimini		Executive Vice President, Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment
Product Development and Risk Management
Thomas M. Ewanich		Vice President and Actuary
Earl F. Martin		Appointed Actuary
Paul J. Vancheri		Senior Vice President, Systems and Technology
Brian N. Leary		Vice President and Chief Compliance Officer

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2008 there were 131 Qualified Contracts and 56 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\	Director
	Rodger A. Lawson		Director
	Steven P. Akin		Chief Executive Officer and President
	Richard Lyons		Chief Financial Officer and Senior Vice President
	John W. Callahan		Executive Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and Chief Legal Officer
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Chief Compliance Officer
	Roger Hobby		Executive Vice President, Family Office

(c) $0.00

The address for each person named in Item 30 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April 2008.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	*/s/David J. Pearlman
	Jon J. Skillman		David J. Pearlman,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2008.

Signature	Title
/s/ *
Jon J. Skillman	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	)
)
/s/ *		)
Roger T. Servison	Director	) By:	*/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Clare S. Richer	Director	)